                               TIME HORIZON FUNDS



                                  PORTFOLIO 1

                                  PORTFOLIO 2

                                  PORTFOLIO 3







                                 ANNUAL REPORT
                                 JUNE 30, 1999



                           [TIME HORIZON FUNDS LOGO]

                                NOT FDIC INSURED

                               TIME HORIZON FUNDS
                   103 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-247-9728

         INVESTMENT ADVISER                 INDEPENDENT ACCOUNTANTS
 Bank of America National Trust and        PricewaterhouseCoopers LLP
        Savings Association               1177 Avenue of the Americas
       555 California Street                   New York, NY 10036
      San Francisco, CA 94104

           ADMINISTRATOR                          FUND COUNSEL
 Bank of America National Trust and          Vedder, Price, Kaufman
        Savings Association                        & Kammholz
       555 California Street                 222 N. LaSalle Street
      San Francisco, CA 94104                  Chicago, IL 60601

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                           W. Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY, NOR ARE THEY OBLIGATIONS OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Time Horizon Funds are sponsored and distributed by Provident Distributors, Inc., which is unaffiliated with Bank of America. Bank of America serves as investment adviser and administrator and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectus.

This material must be preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------
                  INVESTMENTS IN THE TIME HORIZON FUNDS ARE NOT BANK
NOT               DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,
FDIC              BANK OF AMERICA OR ANY OF ITS AFFILIATES. MUTUAL FUNDS
INSURED           ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE
                  LOSS OF THE PRINCIPAL AMOUNT INVESTED.
---------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                                                        Contents

                                     UNDERSTANDING YOUR
                                       SHAREHOLDER REPORT                 2-4

                                     TIME HORIZON FUND FACTS                5

                                     LETTER FROM THE MANAGER              6-7

                                     RESULTS OF SPECIAL MEETING OF
                                       SHAREHOLDERS                         8

                                     INTERVIEW WITH THE TIME HORIZON
                                       FUNDS INVESTMENT MANAGEMENT
                                       TEAM                              9-20

                                     SCHEDULES OF PORTFOLIO
                                       INVESTMENTS                      21-57

                                     STATEMENTS OF ASSETS
                                       AND LIABILITIES                     58

                                     STATEMENTS OF OPERATIONS              59

                                     STATEMENTS OF CHANGES
                                       IN NET ASSETS                    60-61

                                     NOTES TO FINANCIAL STATEMENTS      62-70

                                     FINANCIAL HIGHLIGHTS               71-79

                                     REPORT OF INDEPENDENT
                                       ACCOUNTANTS                         80

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the
information from the report.

The TABLE OF CONTENTS helps you locate
the information you want.

The LETTER FROM THE MANAGER
provides a brief overview of the
economy and how it affects the
financial markets.

The INTERVIEW WITH THE TIME
HORIZON FUNDS INVESTMENT
MANAGEMENT TEAM provides you with
specific information about the
Funds during the period and
general investment strategies
going forward.

                                         [GRAPHIC DEPICTING THESE THREE PAGES]

                         Because a picture or chart can help clarify the text, the TIME HORIZON FUND FACTS illustrate the most important features of the Funds. The illustrations represent the current asset allocation and target asset allocation ranges for each portfolio, as well as a brief description of the Manager's investment strategy.

                            In annual reports, mutual funds that are not "money market" funds are required by the Securities and Exchange

                            Commission
[GRAPHIC OF FUND FACTS PAGE]

(SEC) to provide shareholders with a comparison of a hypothetical $10,000 investment in the
Fund to a benchmark index of the
broader market. The performance
of the benchmark index depicts
the aggregate performance of
investments similar to those in
the Fund for the same time
period. While the benchmark index
provides a general representation
of the market, there are two
reasons why it should be used
only as a guide. First, the Fund,
in
its prospectus, must clearly define which investments can be made by the Fund. The index does not necessarily have the same limitations. Second, the index does not reflect any expenses that
                                       GROWTH OF A $10,000 INVESTMENT
                                       (HYPOTHETICAL -- PAST PERFORMANCE IS NOT
                                       A GUARANTEE OF FUTURE RESULTS.)

                                                        [LINE GRAPH EXAMPLE]
accompany a real investment, such as sales charges, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The performance of the Fund must show these costs as well as any front-end or deferred sales charges.

The financial statements summarize and describe the Funds' financial transactions. They are broken down into four different statements, which are illustrated below:

The SCHEDULES OF PORTFOLIO INVESTMENTS list each investment holding in the Funds as of the date of the financial statements. Investments may be grouped by category (by industry or security type, for example). The percentage of each Fund's net assets represented by these groupings is also disclosed.

                                 TYPE OF SECURITY

                                 INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                 NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                 PORTFOLIO HOLDINGS WITH SHARES AND MARKET VALUE AS OF REPORT DATE

[GRAPHIC OF SCHEDULES OF PORTFOLIO
INVESTMENTS PAGE]

The STATEMENTS OF ASSETS AND LIABILITIES list all the assets and liabilities of the Funds as of the date of the Statements. This is an individual fund's "balance sheet." Also disclosed in the Statements are the Funds' net asset values per share and their maximum offering prices per share as of the date of the Statements. The Statements also list the accounts that comprise the Funds' net assets (capital stock, undistributed income, etc.).

                                 SUMMARY OF THE FUND'S INVESTMENTS AND ALL OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                 SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                 NET RESULTS OF ASSETS LESS LIABILITIES

                                 THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[GRAPHIC OF STATEMENTS OF ASSETS AND
LIABILITIES PAGE]

The STATEMENTS OF OPERATIONS show the amount of dividend and interest income earned from each Fund's investments, the expenses incurred by the Funds from their operations and any gains or losses, both realized and unrealized, by the Funds from holding and/or selling any investments.

                                 INCOME EARNED FROM THE FUND'S INVESTMENTS

                                 OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                 GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                 NET CHANGE IN NET ASSETS DUE TO FUND OPERATIONS
[GRAPHIC OF STATEMENT OF OPERATIONS
TABLE PAGE]

The STATEMENTS OF CHANGES IN NET ASSETS show the changes in the net assets of the Funds during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                 OPERATIONS: SEE STATEMENTS OF OPERATIONS

                                 DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                 DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                 PERIODS

                                 NET REALIZED GAINS: TOTAL REALIZED GAINS
                                 DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                 FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[GRAPHIC OF STATEMENT OF CHANGES IN NET ASSETS
TABLE PAGE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the Statements listed above. These footnotes include information on accounting methods used by the Funds, contractual arrangements between the Funds and their service providers, certain transactions effected by the Funds and other general information about the Funds.

The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Funds. It also shows key data and ratios such as the total investment return for each period, the portfolio turnover rate for the Funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

TIME HORIZON FUND FACTS

    The Time Horizon Funds offer three asset allocation funds that target specific investment time horizons, shown below. Each Fund seeks to provide long-term investors maximum total return over its stated time period, while also increasingly emphasizing capital preservation as the Fund approaches its target time horizon.

    To accomplish this, the investment management team invests in a combination of stocks, bonds and a small amount of cash. The mix among these asset categories will change according to current market conditions, as well as to how close each Fund is to its target time horizon. By selecting the Time Horizon Fund that most closely matches the expected timing of major investment goals, such as sending a child to college, retirement or purchasing a home, you'll be investing in a portfolio of investments that is managed with a time horizon similar to that of your own goals. Of course, no mutual fund can guarantee that an investor's goals will be met.

                               PORTFOLIO 1          PORTFOLIO 2          PORTFOLIO 3
      TIME HORIZON                2005                 2015                 2025
----------------------------------------------------------------------------------------

ASSET ALLOCATION(1)
(AS OF 06/30/99)               [PIE CHART]          [PIE CHART]          [PIE CHART]

                             BONDS/CASH  65%        BONDS/CASH  49%       BONDS/CASH 34%
                             STOCKS      35%        STOCKS      51%       STOCKS     66%


----------------------------------------------------------------------------------------
CURRENT ALLOCATION RANGES(2)
    STOCKS                       15%-45%              30%-70%             40%-100%
    BONDS                        55%-85%              30%-70%              0%-60%

CURRENT TARGET
ASSET ALLOCATION               [PIE CHART]          [PIE CHART]          [PIE CHART]

                             BONDS/CASH 70%         BONDS/CASH 53%        BONDS/CASH 38%
                             STOCKS     30%         STOCKS     47%        STOCKS     62%



----------------------------------------------------------------------------------------

------------------------------

(1) The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

(2) Under normal market conditions, each portfolio is currently managed within the strategic asset allocation ranges shown, based on the Portfolio Manager's evaluation of the anticipated returns and risks for the various asset classes in the near term. The portfolio will change its focus over time, increasingly emphasizing capital preservation as it nears its target time horizon. After a portfolio reaches its time horizon target date, it is anticipated that it will continue to be managed with a predominant emphasis on capital preservation.

LETTER FROM THE MANAGER

Dear Shareholder:

The Time Horizon Funds completed the year with respectable total returns as the strong stock market drove returns for all the portfolios. The S&P 500 gained 12.3% and 22.7% for the six months and one year ended June 30, 1999, respectively. Intermediate-term US bonds were down 0.58% and up 4.1% for the six months and one year, respectively. International markets returned 4.1% and 7.9% during the six-month and one year periods, respectively.

                                                     [PHOTO OF JOHNSEN]

                                                              David R. Johnsen

                                                                 Senior Vice
                                                                  President

                                                               Bank of America
                                                                    NT&SA

                                                             Investment Advisors
                                                                  Division

                                                             Mr. Johnsen plays a
                                                               key role in the
                                                                  portfolio
                                                              management of the
                                                             Time Horizon Funds

The past 12 months can best be described as a time of uncertainty. Strange as it may seem, the uncertainty created a good environment for the Time Horizon Funds. Because of the fear of deterioration in global economic conditions, investors migrated their assets to areas of the financial markets with minimal exposure to events overseas -- such as large-capitalization stocks and government bonds -- and shunned smaller stocks and corporate bonds. The Time Horizon Funds benefited from their larger exposure in large-capitalization stocks and their bond holdings did well due to their heavier weighting in government securities relative to the benchmark.**

The market as represented by the Standard & Poors' Composite Stock Price Index experienced extreme volatility. For example, it declined 9.95% in the July-to-September period then rebounded sharply, increasing 8.13% in October and ended the quarter up 21.3%. Also, during this period mid-capitalization stocks outperformed large-capitalization stocks, returning 28.19% in the quarter-ended December, which benefited the Funds. For the Funds' fiscal year, the S&P 500 returned 22.7%, the Standard & Poors' MidCap 400 Index 17.18%, Standard & Poors' SmallCap 600 Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index 7.92%*.

The Funds' bond allocation benefited from its intermediate term maturity structure and the overweighting of government securities. Over past six months, U.S. fixed income markets reversed much of the price movements brought about by the global credit contraction in 1998. During the Funds' fiscal year the Lehman Intermediate Government/Corporate Bond Index** returned 4.18%, with most of that return coming in the June-to-September (+4.48%) period as investors flocked to the safety of U.S. Government securities, which moved rates down substantially. During the past year, our interest rate risk was held relatively constant, with a slightly defensive bias versus the benchmark. In addition, by actively managing our sector weights and yield curve exposure, we have added additional returns to the portfolios without a significant increase in portfolio risk.

We will continue to seek to generate solid, long-term returns at a level of risk appropriate to meet your real-life goals.*** Thank you very much for your confidence and investment in the Funds and the opportunity to help you pursue your financial objectives.

                                           Sincerely,

                                           /s/ David R. Johnsen
                                           David R. Johnsen

  * As measured by the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index, the Standard & Poor's SmallCap 600 Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index from 7/1/98 through 6/30/99. These indices are representative of the large, middle and small capitalization U.S. equity markets and the international equity market, respectively. Each index cannot be invested in directly.

 ** The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index often used as a benchmark for fixed income investments.

*** Past performance is no guarantee of future results.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Results (Unaudited) of Special Meeting of Shareholders
Convened on August 13, 1999 and Reconvened and Adjourned on August 20, 1999
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Time Horizon Funds ("Time Horizon") was convened on August 13, 1999 and reconvened and adjourned on August 20, 1999. The Funds of the Time Horizon are: Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3. The Special Meetings were held in order to vote on the following proposal:

                                    PROPOSAL

   TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION DATED AS OF JUNE 1, 1999 (THE "REORGANIZATION AGREEMENT") BY AND BETWEEN TIME HORIZON AND NATIONS INSTITUTIONAL RESERVES ("NATIONS"), WHICH PROVIDES FOR AND
   CONTEMPLATES: (a) THE TRANSFER OF THE ASSETS AND LIABILITIES OF EACH TIME HORIZON FUND TO THE NATIONS ASSET ALLOCATION FUND (THE "ASSET ALLOCATION FUND") IN EXCHANGE FOR SHARES OF DESIGNATED CLASSES OF THE ASSET ALLOCATION FUND OF EQUAL VALUE; (b) THE DISTRIBUTION OF THE SHARES OF THE DESIGNATED CLASSES OF THE ASSET ALLOCATION FUND TO SHAREHOLDERS OF EACH TIME HORIZON FUND; AND (c) THE DISSOLUTION AND LIQUIDATION OF TIME HORIZON.

    The voting results for the proposal were as follows for Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3:

TIME HORIZON PORTFOLIO 1

    TOTAL SHARES  TOTAL SHARES
    OUTSTANDING      VOTED         FOR     AGAINST  ABSTAIN/WITHHELD  PASS/FAIL
    ------------  ------------  ---------  -------  ----------------  ---------
     2,954,162     1,601,339    1,498,256  20,427        82,656         Pass

TIME HORIZON PORTFOLIO 2

    TOTAL SHARES  TOTAL SHARES
    OUTSTANDING      VOTED         FOR     AGAINST  ABSTAIN/WITHHELD  PASS/FAIL
    ------------  ------------  ---------  -------  ----------------  ---------
     3,730,983     2,127,931    1,893,441  67,675       166,815         Pass

TIME HORIZON PORTFOLIO 3

    TOTAL SHARES  TOTAL SHARES
    OUTSTANDING      VOTED         FOR     AGAINST  ABSTAIN/WITHHELD  PASS/FAIL
    ------------  ------------  ---------  -------  ----------------  ---------
     3,885,427     2,215,182    1,982,904  65,817       166,461         Pass

TIME HORIZON PORTFOLIO 1
TIME HORIZON PORTFOLIO 2
TIME HORIZON PORTFOLIO 3

AN INTERVIEW WITH THE TIME HORIZON FUNDS INVESTMENT MANAGEMENT TEAM

DAVID R. JOHNSEN, SENIOR VICE PRESIDENT, AND
MICHAEL J. BUDD, VICE PRESIDENT

Q
    WHAT WERE THE MOST SIGNIFICANT FACTORS IN THE PORTFOLIOS' PERFORMANCE DURING THE PAST TWELVE MONTHS?

A
    The economy continued to favor stocks as the "not too hot not too cold" economy seemed to assure investors that the end was not near for the stock market. Each of the last four years has produced unprecedented, 20% plus returns for large-capitalization stocks (as measured by the Standard & Poor's 500 Composite Stock Price Index)* though their mid- and small-capitalization brethren lagged for the one year, returning 17.1% and -2.3,** respectively.

Technology was the best performing sector among large company stocks with a return of 64.5% during the last twelve months. Sector performance was led by stocks such as Microsoft Corporation, International Business Machines Corporation and Cisco Systems. The consumer staples sector was the worst performing, up just 2.4%, as Phillip Morris Companies and Coca-Cola Company were the main detractors of performance. The technology sector was also the best performing sector for mid-capitalization companies, returning 85%, led by America Online and QUALCOMM Inc. The communication services sector, up 73%, was the next best performing sector followed by capital goods, up 14% and energy was the worst performing sector for the year, down 20%. Over the last six months, however, the energy sector with a return of 34% was the best performing sector.

Q
    HOW DID THE STRENGTH OF THE U.S. STOCK MARKET AFFECT THE STRATEGIC ALLOCATION OF THE PORTFOLIOS?

A
    Each Portfolio has a target level of equity participation, ranging from a low of 35% for Portfolio 1 to a high of 70% for Portfolio 3, which has a longer time horizon. As the equity market conditions were favorable, we saw no reason to rebalance the Portfolios, though we have been gradually reducing the equity exposure during the year. The reduction of the equity portion of the Portfolios is normal, as we get closer to specific time horizons.

As of June 30, 1999, Portfolio 1 was 64 percent fixed income, 29 percent domestic equity, 6 percent foreign equity and 1 percent cash and cash equivalents. Portfolio 2 was 47 percent fixed income, 41 percent domestic equity, 10 percent foreign equity and 2 percent cash and cash equivalents. Portfolio 3 was 57 percent domestic equity, 32 percent fixed income, 9 percent foreign equity and 2 percent cash and cash equivalents.+

Q
    HOW DID YOU PURSUE RETURNS WITHIN THE EQUITY PORTION OF THE PORTFOLIOS?

A
    We continued to manage the equity portion with exposure to U.S. large-, mid-and small-capitalization stocks while the foreign component was invested in primarily developed country stocks. We main-tained a neutral allocation among various sectors of the stock market (e.g., financial, technology, healthcare), meaning that the percentage of stocks from any sector should be roughly equivalent to that of the Standard & Poor's 500, 600 and 400 Indices. We seek added value by identifying the most promising stocks within each industry of a sector rather than the best-performing industries or sectors.

Q
    HOW DID YOU PURSUE RETURNS WITHIN THE FIXED INCOME PORTION OF THE
PORTFOLIOS?

A
    Our fixed income philosophy is to generate income rather than capital appreciation. We remained committed to agencies, corporate bonds, asset-backed securities and mortgage-backed securities to generate a favorable return.

Q
    HOW DO THE FIXED-INCOME PORTIONS OF THE THREE PORTFOLIOS DIFFER?
A
    In keeping with the respective objectives of the Portfolios, the holdings are somewhat different, so that the highest overall quality and shortest average maturity and duration are reflected in Portfolio 1, which also has the shortest time horizon. At the end of the fiscal year, the average quality (relative level of risk of default), average maturity and duration of each Portfolio were following:
---------------------------------------

                       PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                       -----------   -----------   -----------
Credit Quality          AAA           AAA           AAA
Average
        Maturity        3.83 years    4.69 years    5.73 years
Duration                2.92 years    3.63 years    3.92 years
---------------------------------------

Longer duration portfolios typically suffer greater losses when interest rates rise and post larger gains when rates fall. We do not predict the direction of interest rates but instead we try to maintain neutral weighting compared to the appropriate index and concentrate more on finding fixed income securities that may produce a higher yield for a better price and little or no additional risk.

Q
    HOW DO YOU MANAGE THE INTERNATIONAL INVESTMENTS IN THE PORTFOLIOS?
A
    We have maintained the allocations at or near the target levels, despite the fact that foreign equity markets underperformed the U.S. stock market in absolute and dollar terms.

As measured in U.S. dollars, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index*** posted a gain of 4.1% and 7.9% for the last six and twelve months. During the second half of the year, returns were helped most by overweighting the strong Latin American markets and Korea. Underweighting the recovering Japanese market hurt performance relative to the international benchmark. Stock selection was marginally positive as strength of technology holdings in Japan was offset by the dominance of cyclical and value-oriented sectors in Europe, to the detriment of the steady growth stocks in which the Portfolio are concentrated.

Q
    WHAT IS YOUR OUTLOOK FOR THE PORTFOLIOS DURING THE COMING SIX AND TWELVE MONTHS?

A
    We do not forecast the directions of the financial markets or the economy. Our approach stresses hitting target allocations and then meeting or exceeding benchmarks through individual security selection and maintaining full investment of assets.

Looking forward, we believe, U.S. corporate earnings are back on track and the pace of economic growth is easing to a level now considered well within its long-term potential. We view the markets as being fairly valued at this point in the late business cycle, though we do not anticipate that we will change the Portfolios' allocations. Last year, when the international crisis drew the world's capital to the safety of U.S. shores, foreign purchases of U.S. Treasuries reached all time highs, driving interest rates down.

Having said that, as foreign capital inflows diminish, U.S. interest rates have a higher probability of increasing which could lead to lower valuations on stock prices.

We will focus on seeking to generate solid, long-term returns at a level of risk appropriate to meet your real-life goals.

  * The Standard & Poor's 500 Composite Stock Price Index is a market-capitalization weighted index that measures the market value of 400 industrial stocks, 60 transportation and utility company stocks, and 40 financial issues. It is unmanaged and unavailable for investment.

 ** The Standard & Poor's SmallCap 600 Index is a market-capitalization-weighted index consisting of 600 common stocks that capture the economic and industry characteristics of small-company stock performance. It is unmanaged and unavailable for investment.

    The Standard & Poor's MidCap 400 Index is a market-value weighted index that measures the market value of 400 domestic stocks chosen for market size, liquidity and industry representation. It is unmanaged and unavailable for investment.

*** The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far
    East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks stocks traded in twenty countries in Europe, Australia and the Far East. It is unavailable for investment.

  + Portfolio characteristics are subject to change and may not be representative of current characteristics.

TIME HORIZON PORTFOLIO 1

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

[LINE GRAPH]

                                                                                                                  LEHMAN BROS.
                                    A SHARES            B SHARES            K SHARES             S&P 500         AGGREGATE BOND
                                    --------            --------            --------             -------         --------------
9/5/95                              10000.00            10000.00            10000.00            10000.00            10000.00
12/31/95                            10327.00            10318.00            10318.00            11010.00            10527.00
6/30/96                             10668.00            10609.00            10609.00            12122.00            10399.00
12/31/96                            11293.00            11190.00            11190.00            13538.00            10908.00
6/30/97                             12068.00            11920.00            11930.00            16328.00            11245.00
12/31/97                            12819.00            12530.00            12626.00            18055.00            11960.00
6/30/98                             13720.00            13066.00            13488.00            21253.00            12430.00
12/31/98                            14377.00            14039.00            14127.00            24853.00            12886.00
6/30/99                             14708.00            14303.00            14353.00            27936.00            12709.00

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 1 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.



          AVERAGE ANNUAL TOTAL RETURNS
  ---------------------------------------------

                                SINCE INCEPTION
                       1-YEAR      (9/5/95)

  A Shares+            7.20%        10.64%

  B Shares (load)++    2.16%         9.22%

  B Shares (no-
    load)++            7.01%         9.82%

  K Shares+++          6.81%         9.92%


FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 1 distributed a total Capital Gain Dividend of $1,784,342 for the year ended June 30, 1999.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1999 is as follows:

Time Horizon Portfolio 1                                                  11.21%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 1 did not commence operations until February 7, 1997. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.

A CLOSER LOOK AT YOUR PORTFOLIO

                            TIME HORIZON PORTFOLIO 1
                                 EQUITY PORTION

     SECTOR DIVERSIFICATION*
   (as a percentage of equity
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                    TOP FIVE EQUITY HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
COMMUNICATIONS SERVICES     6.7%             --------------------------------------
BASICS                      3.4%               1. Microsoft Corp.          1.04%
HEALTH CARE                10.9%             ......................................
CONSUMER STAPLES           11.7%               2. General Electric Co.     0.60%
CAPITAL GOODS               9.0%             ......................................
TECHNOLOGY                 21.5%               3. International
UTILITIES                   4.6%                  Business Machines
FINANCE                    14.8%                  Corp.                    0.54%
CONSUMER CYCLICALS         11.4%             ......................................
TRANSPORTATION              1.1%               4. Cisco Systems, Inc.      0.48%
ENERGY                      4.9%             ......................................
                                               5. MCI Worldcom, Inc.       0.46%
                                             --------------------------------------

                              FIXED INCOME PORTION

       QUALITY BREAKDOWN*
(as a percentage of fixed-income
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                 TOP FIVE FIXED-INCOME HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
TREASURY                   26.0%             --------------------------------------
AAA                        26.9%               1. Federal Home Loan
AA                         12.0%                Bank 5.375% 03/02/01       3.53%
A                          22.2%             ......................................
AGENCY                     12.9%               2. U.S. Treasury Notes
                                                6.25% 02/15/07             3.01%
                                             ......................................
                                               3. U.S. Treasury Notes
                                                6.25% 08/31/00             2.70%
                                             ......................................
                                               4. U.S. Treasury Notes
                                                6.625% 05/15/07            2.62%
                                             ......................................
                                               5. Morgan Stanley Dean
                                                Witter & Co.
                                                8.10% 06/24/02             2.32%
                                             --------------------------------------

*The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON PORTFOLIO 2

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

[LINE GRAPH]

                                                                                                                  LEHMAN BROS.
                                    A SHARES            B SHARES            K SHARES             S&P 500         AGGREGATE BOND
                                    --------            --------            --------             -------         --------------
9/5/95                              10000.00            10000.00            10000.00            10000.00            10000.00
12/31/95                            10397.00            10377.00            10377.00            11010.00            10527.00
6/30/96                             10748.00            10688.00            10688.00            12122.00            10399.00
12/31/96                            11497.00            11398.00            11400.00            13538.00            10908.00
6/30/97                             12473.00            12295.00            12322.00            16328.00            11245.00
12/31/97                            13296.00            12989.00            13092.00            18055.00            11960.00
6/30/98                             14445.00            13761.00            14206.00            21253.00            12430.00
12/31/98                            15101.00            14723.00            14853.00            24853.00            12886.00
6/30/99                             15514.00            15069.00            15112.00            27936.00            12709.00

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 2 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.



           AVERAGE ANNUAL TOTAL RETURNS
  ----------------------------------------------

                                 SINCE INCEPTION
                        1-YEAR      (9/5/95)

  A Shares+             7.40%        12.20%

  B Shares (load)++     2.36%        10.76%

  B Shares (no-load)++  7.17%        11.33%

  K Shares+++           7.11%        11.41%


FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 2 distributed a total Capital Gain Dividend of $3,393,702 for the year ended June 30, 1999.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1999 is as follows:

Time Horizon Portfolio 2                                                  27.36%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 2 did not commence operations until October 18, 1996. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.
                                       16

A CLOSER LOOK AT YOUR PORTFOLIO

                            TIME HORIZON PORTFOLIO 2
                                 EQUITY PORTION

     SECTOR DIVERSIFICATION*
   (as a percentage of equity
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                    TOP FIVE EQUITY HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
TRANSPORTATION              1.4%             --------------------------------------
ENERGY                      4.6%               1. Microsoft Corp.          1.14%
BASICS                      3.4%             ......................................
HEALTH CARE                10.3%               2. General Electric Co.     0.68%
CONSUMER STAPLES           11.2%             ......................................
CAPITAL GOODS               9.1%               3. International
COMMUNICATION SERVICES      5.2%                  Business Machines
TECHNOLOGY                 21.7%                  Corp.                    0.63%
UTILITIES                   5.3%             ......................................
FINANCE                    14.5%               4. QUALCOMM, Inc.           0.54%
CONSUMER CYCLICALS         13.3%             ......................................
                                               5. Cisco Systems, Inc.      0.52%
                                             --------------------------------------

                              FIXED INCOME PORTION

       QUALITY BREAKDOWN*
(as a percentage of fixed-income
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                 TOP FIVE FIXED-INCOME HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
                                             --------------------------------------
TREASURY                    26.0%              1. U.S. Treasury Notes
AAA                         26.9%               6.625% 05/15/07            3.24%
AA                          12.0%            ......................................
A                           22.2%              2. U.S. Treasury Notes
AGENCY                      12.9%               6.50% 05/15/05             2.80%
                                             ......................................
                                               3. U.S. Treasury Notes
                                                5.625% 05/15/08            2.67%
                                             ......................................
                                               4. U.S. Treasury Notes
                                                6.25% 02/15/07             2.27%
                                             ......................................
                                               5. Federal Home Loan
                                                Bank 5.375% 03/02/01       2.21%
                                             --------------------------------------

*The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON PORTFOLIO 3

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [LINE GRAPH]

                                                                                                                  LEHMAN BROS.
                                    A SHARES            B SHARES            K SHARES             S&P 500         AGGREGATE BOND
                                    --------            --------            --------             -------         --------------
9/5/95                              10000.00            10000.00            10000.00            10000.00            10000.00
12/31/95                            10436.00            10438.00            10438.00            11010.00            10527.00
6/30/96                             10946.00            10898.00            10898.00            12122.00            10399.00
12/31/96                            11847.00            11742.00            11742.00            13538.00            10908.00
6/30/97                             13203.00            13040.00            13071.00            16328.00            11245.00
12/31/97                            14261.00            13946.00            14078.00            18055.00            11960.00
6/30/98                             15839.00            15132.00            15593.00            21253.00            12430.00
12/31/98                            16642.00            16239.00            16369.00            24853.00            12886.00
6/30/99                             17331.00            16855.00            16856.00            27936.00            12709.00

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 3 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.



           AVERAGE ANNUAL TOTAL RETURN
  ----------------------------------------------

                                 SINCE INCEPTION
                        1-YEAR      (9/5/95)

  A Shares+              9.42%       15.50%

  B Shares (load)++      4.39%       14.12%

  B Shares (no-load)++   9.22%       14.66%

  K Shares+++            9.05%       14.63%


FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 3 distributed a total Capital Gain Dividend of $4,785,702 for the year ended June 30, 1999.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1999 is as follows:

Time Horizon Portfolio 3                                                  40.22%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
                                       18

+ Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Funds performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 3 did not commence operations until January 28, 1997. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.

A CLOSER LOOK AT YOUR PORTFOLIO
                            TIME HORIZON PORTFOLIO 3
                                 EQUITY PORTION
     SECTOR DIVERSIFICATION*
   (as a percentage of equity
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                    TOP FIVE EQUITY HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
TRANSPORTATION              1.3%             --------------------------------------
ENERGY                      4.7%               1. Microsoft Corp.          1.73%
BASICS                      3.4%             ......................................
HEALTH CARE                10.3%               2. General Electric Co.     1.02%
CONSUMER STAPLES           11.3%             ......................................
CAPITAL GOODS               9.2%               3. International
COMMUNICATION SERVICES      5.7%                  Business Machines
TECHNOLOGY                 21.6%                  Corp.                    0.89%
UTILITIES                   4.9%             ......................................
FINANCE                    14.6%               4. Cisco Systems, Inc.      0.75%
CONSUMER CYCLICALS         13.0%             ......................................
                                               5. Citigroup, Inc.          0.74%
                                             --------------------------------------

                              FIXED INCOME PORTION

       QUALITY BREAKDOWN*
(as a percentage of fixed-income
          portion only)

[PIE CHART]

                                             --------------------------------------
                                                 TOP FIVE FIXED-INCOME HOLDINGS
                                              (AS A PERCENTAGE OF TOTAL PORTFOLIO)
TREASURY                   17.6%             --------------------------------------
AAA                        24.6%               1. U.S. Treasury Bonds
AA                          7.5%                  7.50% 11/15/16           2.26%
A                          32.3%             ......................................
AGENCY                     18.0%               2. Federal Home Loan
                                                  Bank 5.375% 03/02/01     1.90%
                                             ......................................
                                               3. FannieMae
                                                  5.75% 06/15/05           1.41%
                                             ......................................
                                               4. Southern California
                                                  Edison Note
                                                6.50% 06/01/01             1.14%
                                             ......................................
                                               5. U.S. Treasury Notes
                                                  6.25% 08/15/23           1.06%
                                             --------------------------------------

*The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1999
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 28.6%
AEROSPACE/DEFENSE -- 0.5%
  Cordant Technologies, Inc. .............................        500    $    22,594
  GenCorp, Inc. ..........................................        800         20,200
  Goodrich, (B.F.), Co. ..................................        700         29,750
  United Technologies Corp. ..............................      1,300         93,194
                                                                         -----------
                                                                             165,738
                                                                         -----------
AIRLINES -- 0.1%
  Alaska Air Group, Inc.*.................................        300         12,525
  Delta Air Lines, Inc. ..................................        600         34,575
                                                                         -----------
                                                                              47,100
                                                                         -----------
APPAREL/TEXTILE -- 0.3%
  Cintas Corp. ...........................................        500         33,594
  Jones Apparel Group, Inc.*..............................        900         30,881
  Tommy Hilfiger Corp.*...................................        600         44,100
                                                                         -----------
                                                                             108,575
                                                                         -----------
AUTOMOTIVE -- 0.4%
  Arvin Industries, Inc. .................................        500         18,937
  Delphi Automotive Systems Corp.*........................        419          7,778
  Ford Motor Co. .........................................      1,000         56,437
  General Motors Corp. ...................................        600         39,600
  Meritor Automotive, Inc. ...............................      1,000         25,500
                                                                         -----------
                                                                             148,252
                                                                         -----------
BANKS/SAVINGS & LOANS -- 1.8%
  Astoria Financial Corp. ................................        600         26,362
  Chase Manhattan Corp. ..................................      1,600        138,600
  City National Corp. ....................................        700         26,206
  Dime Bancorp, Inc. .....................................      1,700         34,212
  Fleet Financial Group, Inc. ............................      2,200         97,625
  Mellon Bank Corp. ......................................      2,000         72,750
  National City Corp. ....................................        600         39,300
  North Fork Bancorporation, Inc. ........................      1,700         36,231
  Old Kent Financial Corp. ...............................        887         37,143
  Pacific Century Financial Corp. ........................      1,400         30,187
  Wells Fargo Co. ........................................      1,800         76,950
                                                                         -----------
                                                                             615,566
                                                                         -----------
BEVERAGES -- 0.6%
  Anheuser-Busch Cos., Inc. ..............................      1,100         78,031
  Canandaigua Brands, Inc.*...............................        200         10,488
  Coca-Cola Co. ..........................................      1,100         68,750
  Coca-Cola Enterprises, Inc. ............................        500         15,375
  Coors, (Adolph) Co., Class B............................        200          9,900
  PepsiCo, Inc. ..........................................        400         15,475
                                                                         -----------
                                                                             198,019
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BUILDING RELATED/APPLIANCE -- 0.3%
  Centex Corp.............................................        600    $    22,537
  Mohawk Industries, Inc.*................................        600         18,225
  Shaw Industries, Inc.*..................................        900         14,850
  Southdown, Inc..........................................        400         25,700
  USG Corp.*..............................................        100          5,600
                                                                         -----------
                                                                              86,912
                                                                         -----------
CHEMICALS -- 0.5%
  Cytec Industries, Inc.*.................................        800         25,500
  Dow Chemical Co. .......................................        500         63,437
  Ecolab, Inc. ...........................................        400         17,450
  Solutia, Inc. ..........................................      1,700         36,231
  Union Carbide Corp. ....................................        500         24,375
                                                                         -----------
                                                                             166,993
                                                                         -----------
COMMERCIAL SERVICES -- 0.2%
  ACNielsen Corp.*........................................      1,000         30,250
  Convergys Corp.*........................................        300          5,775
  Galileo International, Inc. ............................        300         16,031
  Omnicom Group...........................................        300         24,000
                                                                         -----------
                                                                              76,056
                                                                         -----------
COMMUNICATIONS SYSTEMS & SOFTWARE -- 1.0%
  Cisco Systems, Inc.*....................................      2,500        161,250
  Comverse Technology, Inc.*..............................        200         15,100
  Lucent Technologies, Inc. ..............................      1,700        114,644
  Motorola, Inc. .........................................        500         47,375
                                                                         -----------
                                                                             338,369
                                                                         -----------
COMPUTER HARDWARE -- 1.6%
  Adaptec, Inc. ..........................................        300         10,594
  EMC Corp.*..............................................      1,600         88,000
  Hewlett-Packard Co. ....................................      1,000        100,500
  International Business Machines Corp. ..................      1,400        180,950
  Lexmark International Group, Inc.*......................        800         52,850
  NCR Corp.*..............................................        500         24,406
  SCI Systems, Inc.*......................................        500         23,750
  Seagate Technology, Inc.*...............................        200          5,125
  Solectron Corp.*........................................        800         53,350
  Symbol Technologies, Inc. ..............................        525         19,359
                                                                         -----------
                                                                             558,884
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMPUTER SOFTWARE & SERVICES -- 2.1%
  Adobe Systems, Inc. ....................................        400    $    32,862
  America Online, Inc.*...................................        600         66,300
  BMC Software, Inc.*.....................................      1,000         54,000
  Citrix Systems, Inc.*...................................        700         39,550
  Compuware Corp.*........................................        800         25,450
  Electronic Arts, Inc.*..................................        300         16,275
  Microsoft Corp.*........................................      3,900        351,731
  Rational Software Corp.*................................        600         19,762
  Siebel Systems, Inc.*...................................        700         46,462
  Sterling Software, Inc.*................................        700         18,681
  SunGard Data Systems, Inc.*.............................        300         10,350
  Symantec Corp.*.........................................        400         10,200
  Unisys Corp. ...........................................        800         31,150
                                                                         -----------
                                                                             722,773
                                                                         -----------
CONSUMER PRODUCTS & SERVICES -- 0.1%
  Premark International, Inc..............................        600         22,500
                                                                         -----------
COSMETICS & TOILETRIES -- 0.7%
  Avon Products, Inc. ....................................        800         44,400
  Clorox Co. .............................................        400         42,725
  Dial Corp. .............................................        800         29,750
  Kimberly-Clark Corp. ...................................        600         34,200
  Procter & Gamble Co. ...................................        900         80,325
                                                                         -----------
                                                                             231,400
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.6%
  General Electric Co. ...................................      1,800        203,400
                                                                         -----------
ENERGY RELATED -- 0.1%
  Nisource, Inc. .........................................        700         18,069
  Tidewater, Inc. ........................................        500         15,250
                                                                         -----------
                                                                              33,319
                                                                         -----------
ENTERTAINMENT -- 0.6%
  CBS Corp.*..............................................        900         39,094
  Harrah's Entertainment, Inc.*...........................        600         13,200
  King World Productions, Inc.*...........................        500         17,406
  TCA Cable Television, Inc. .............................        200         11,100
  Time Warner, Inc. ......................................      1,400        102,900
  Univision Communications, Inc., Class A*................        400         26,400
                                                                         -----------
                                                                             210,100
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
FINANCIAL SERVICES -- 1.6%
  Citigroup, Inc. ........................................      3,225    $   153,188
  Countrywide Credit Industries, Inc. ....................        500         21,375
  E*Trade Group, Inc.*....................................        700         27,956
  Freddie Mac.............................................        900         52,200
  J.P. Morgan & Co., Inc. ................................        500         70,250
  Lehman Brothers Holdings, Inc. .........................        300         18,675
  Morgan Stanley Dean Witter & Co.........................        800         82,000
  Paine Webber Group, Inc. ...............................        600         28,050
  Providian Financial Corp. ..............................      1,000         93,500
                                                                         -----------
                                                                             547,194
                                                                         -----------
FOOD & RELATED -- 0.6%
  ConAgra, Inc. ..........................................      1,200         31,950
  Earthgrains Co. ........................................        100          2,581
  Heinz, (H.J.) Co. ......................................        700         35,088
  Hormel Foods Corp. .....................................        700         28,175
  IBP, Inc................................................      1,100         26,125
  Quaker Oats Co. ........................................        800         53,100
  Ralcorp Holdings, Inc.*.................................        800         12,850
  Smithfield Foods, Inc.*.................................        300         10,031
                                                                         -----------
                                                                             199,900
                                                                         -----------
HOSPITAL MANAGEMENT -- 0.3%
  Lincare Holdings, Inc.*.................................      1,000         25,000
  Omnicare, Inc. .........................................        300          3,788
  Trigon Healthcare, Inc. ................................        300         10,912
  United Healthcare Corp. ................................        800         50,100
  Universal Health Services, Inc., Class B................        200          9,550
  Wellpoint Health Networks, Inc.*........................        200         16,975
                                                                         -----------
                                                                             116,325
                                                                         -----------
HOSPITAL SUPPLY -- 0.9%
  Allergan, Inc. .........................................        500         55,500
  Bard, (C.R), Inc. ......................................        500         23,906
  Bausch & Lomb, Inc. ....................................        400         30,600
  Biomet, Inc. ...........................................        400         15,900
  Boston Scientific Corp. ................................        900         39,544
  DENTSPLY International, Inc. ...........................        600         16,800
  Genzyme Corp. ..........................................        500         24,250
  Johnson & Johnson Co. ..................................      1,100        107,800
                                                                         -----------
                                                                             314,300
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
INSURANCE -- 0.8%
  Allstate Corp. .........................................      1,400    $    50,225
  AMBAC Financial Group, Inc. ............................        400         22,850
  Conseco, Inc. ..........................................      1,500         45,656
  Equitable Cos., Inc. ...................................        900         60,300
  Everest Reinsurance Holdings, Inc. .....................        700         22,838
  Hartford Financial Services, Inc. ......................      1,000         58,313
  PMI Group, Inc. ........................................        400         25,125
                                                                         -----------
                                                                             285,307
                                                                         -----------
MACHINERY -- 0.3%
  Briggs & Stratton Corp. ................................        500         28,875
  Ingersoll-Rand Co. .....................................        700         45,238
  McDermott International, Inc. ..........................        400         11,300
                                                                         -----------
                                                                              85,413
                                                                         -----------
METALS & MINING -- 0.2%
  Alcoa, Inc. ............................................        400         24,750
  Martin Marietta Materials, Inc. ........................        500         29,500
  USX-U.S. Steel Group, Inc. .............................        900         24,300
                                                                         -----------
                                                                              78,550
                                                                         -----------
MULTI-INDUSTRY -- 0.6%
  AlliedSignal, Inc. .....................................        600         37,800
  Crane Co. ..............................................        600         18,863
  Pentair, Inc. ..........................................        400         18,300
  Tyco International Ltd. ................................      1,300        123,175
                                                                         -----------
                                                                             198,138
                                                                         -----------
OFFICE SUPPLIES & FORMS -- 0.2%
  Avery-Dennison Corp. ...................................        900         54,338
                                                                         -----------
OIL (DOMESTIC) -- 0.3%
  Apache Corp. ...........................................        700         27,300
  Ashland, Inc. ..........................................        500         20,063
  Murphy Oil Corp. .......................................        500         24,406
  USX-Marathon Group......................................        800         26,050
                                                                         -----------
                                                                              97,819
                                                                         -----------
OIL (INTERNATIONAL) -- 0.9%
  Chevron Corp. ..........................................      1,000         95,188
  Exxon Corp. ............................................      1,500        115,688
  Mobil Corp. ............................................        900         89,100
                                                                         -----------
                                                                             299,976
                                                                         -----------
OIL - FIELD SERVICES -- 0.1%
  Transocean Offshore, Inc. ..............................      1,500         39,375
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
PAPER & FOREST PRODUCTS -- 0.2%
  Georgia Pacific Corp. (Timber Group)....................      1,000    $    25,250
  Georgia Pacific Group...................................        800         37,900
  Weyerhaeuser Co. .......................................        300         20,625
                                                                         -----------
                                                                              83,775
                                                                         -----------
PHARMACEUTICALS -- 2.0%
  Amgen, Inc.*............................................        700         42,613
  Biogen, Inc.*...........................................      1,900        122,194
  Bristol-Meyers Squibb Co. ..............................      2,000        140,875
  Cardinal Health, Inc. ..................................        400         25,650
  Merck & Co., Inc. ......................................        700         51,800
  Mylan Laboratories, Inc. ...............................        900         23,850
  Pfizer, Inc. ...........................................        700         76,825
  Schering-Plough Corp. ..................................      1,900        100,700
  Warner-Lambert Co. .....................................        900         62,438
  Watson Pharmaceuticals, Inc.*...........................        500         17,531
                                                                         -----------
                                                                             664,476
                                                                         -----------
PRINTING & PUBLISHING -- 0.5%
  Houghton Mifflin Co. ...................................        500         23,531
  McGraw-Hill Companies, Inc. ............................        800         43,150
  New York Times Co., Class A.............................        500         18,406
  Scholastic Corp.*.......................................        300         15,188
  Viacom, Inc., Class B*..................................      1,300         57,200
  Washington Post Co., Class B............................         20         10,755
                                                                         -----------
                                                                             168,230
                                                                         -----------
RECREATION -- 0.1%
  Harley-Davidson, Inc. ..................................        400         21,750
                                                                         -----------
RESTAURANTS/LODGING -- 0.3%
  Bob Evans Farms, Inc. ..................................        700         13,913
  Brinker International, Inc.*............................        900         24,469
  Darden Restaurants, Inc.................................        800         17,450
  Tricon Global Restaurants, Inc.*........................        600         32,475
                                                                         -----------
                                                                              88,307
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RETAIL -- 1.7%
  Abercrombie & Fitch Co., Class A*.......................        600    $    28,800
  Federated Department Stores, Inc.*......................      1,200         63,525
  Gap, Inc. ..............................................      1,650         83,119
  Hertz Corp. ............................................        400         24,800
  Home Depot, Inc. .......................................        900         57,994
  Mattel, Inc. ...........................................      1,900         50,231
  OfficeMax, Inc.*........................................        700          8,400
  Ross Stores, Inc. ......................................        600         30,225
  Tiffany & Co., Inc. ....................................        200         19,300
  TJX Companies, Inc. ....................................      1,400         46,638
  Wal-Mart Stores, Inc. ..................................      3,200        154,400
                                                                         -----------
                                                                             567,432
                                                                         -----------
RETAIL FOOD/DRUG -- 0.2%
  Albertson's, Inc. ......................................        500         25,781
  Hannaford Brothers Co. .................................        200         10,700
  Safeway, Inc.*..........................................        800         39,600
                                                                         -----------
                                                                              76,081
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 1.2%
  Altera Corp.*...........................................      1,000         36,813
  Applied Materials, Inc.*................................        500         36,938
  Intel Corp. ............................................      1,900        113,050
  Lattice Semiconductor Corp.*............................        300         18,675
  Linear Technology Corp. ................................        900         60,525
  PMC-Sierra, Inc.*.......................................        300         17,681
  Rockwell International Corp. ...........................        900         54,675
  Teradyne, Inc. .........................................        300         21,525
  Texas Instruments, Inc. ................................        300         43,500
  Xilinx, Inc.*...........................................        700         40,075
                                                                         -----------
                                                                             443,457
                                                                         -----------
TELECOMMUNICATIONS -- 0.5%
  ADC Telecommunications, Inc.*...........................        100          4,556
  QUALCOMM, Inc.*.........................................        800        114,800
  Tellabs, Inc.*..........................................        800         54,050
                                                                         -----------
                                                                             173,406
                                                                         -----------
TOBACCO -- 0.2%
  Philip Morris Cos., Inc. ...............................      1,900         76,356
                                                                         -----------
TRANSPORTATION -- 0.2%
  CNF Transportation, Inc. ...............................        200          7,675
  Union Pacific Corp. ....................................        500         29,156
  USFreightways Corp. ....................................        500         23,156
                                                                         -----------
                                                                              59,987
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
UTILITIES - ELECTRIC -- 1.0%
  Allegheny Energy, Inc. .................................      1,000    $    32,062
  BEC Energy..............................................        500         20,625
  Conectiv, Inc. .........................................      1,100         26,881
  DQE, Inc. ..............................................        550         22,069
  Edison International....................................      1,100         29,425
  Energy East Corp. ......................................      1,200         31,200
  Ensco International, Inc. ..............................      1,300         25,919
  FPL Group, Inc. ........................................        700         38,238
  Northern States Power Co. ..............................      1,000         24,187
  PECO Energy Co. ........................................      1,200         50,250
  Public Service Co. of New Mexico........................      1,200         23,850
  Reliant Energy, Inc. ...................................      1,200         33,150
                                                                         -----------
                                                                             357,856
                                                                         -----------
UTILITIES - GAS & PIPELINE -- 0.3%
  Coastal Corp. ..........................................      1,100         44,000
  El Paso Energy Corp. ...................................      1,100         38,706
  Keyspan Corp. ..........................................        500         13,188
                                                                         -----------
                                                                              95,894
                                                                         -----------
UTILITIES - TELEPHONE -- 1.9%
  Ameritech Corp. ........................................      1,200         88,200
  AT&T Corp. .............................................      2,000        111,625
  Bell Atlantic Corp. ....................................      1,000         65,375
  BellSouth Corp. ........................................      2,800        131,250
  CenturyTel, Inc. .......................................        450         17,888
  Cincinnati Bell, Inc. ..................................        300          7,481
  GTE Corp. ..............................................      1,000         75,750
  MCI Worldcom, Inc.*.....................................      1,800        155,250
                                                                         -----------
                                                                             652,819
                                                                         -----------
TOTAL COMMON STOCK (COST $7,238,279)......................                 9,780,417
                                                                         -----------
INVESTMENT COMPANIES -- 6.2%
  T. Rowe Price Foreign Equity Fund.......................     70,100      1,315,076
  T. Rowe Price International Equity Fund.................     50,500        788,810
                                                                         -----------
TOTAL INVESTMENT COMPANIES (COST $1,767,444)..............                 2,103,886
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------


                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
ASSET BACKED SECURITIES -- 1.2%
  CPS Auto Grantor Trust, Series 1997-3, Class A1, 6.10%,
    12/15/02..............................................  $   14,654    $    14,697
  First USA Credit Card Master Trust, Series 1997-6, Class
    A, 6.42%, 03/17/05....................................     400,000        400,005
                                                                          -----------
TOTAL ASSET BACKED SECURITIES (COST $413,970).............                    414,702
                                                                          -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24.............................     151,587        151,757
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04.......................................     400,000        395,712
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04.......................................     257,379        258,217
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03.......................................     500,000        503,650
  ContiMortgage Home Equity Loan Trust, Series 1998-1,
    Class A, 6.28%, 01/15/13..............................     500,000        498,276
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12.......................................     175,000        176,622
  First Plus Home Improvement Loan Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14..............................     350,000        356,241
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15.......................................     275,000        262,783
  First Plus Home Loan Trust, Series 1998-2, Class A,
    6.23%, 06/10/10.......................................     500,000        499,141
  Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A, 5.94%, 11/15/04..............................     251,907        253,003
  Nomura Asset Securities Corp., Series 1998-D6, Class A,
    6.28%, 03/15/30.......................................     455,956        450,704
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02..............................................     375,000        371,198
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05..............................     400,000        393,625
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $4,615,009).............................................                  4,570,929
                                                                          -----------
CORPORATE OBLIGATIONS -- 22.0%
BANKS/SAVINGS & LOAN -- 2.0%
  Banc One Corp., 6.375%, 10/01/02........................     525,000        522,375
  Norwest Corp., 6.55%, 12/01/06..........................     175,000        170,844
                                                                          -----------
                                                                              693,219
                                                                          -----------
COMPUTER HARDWARE -- 1.5%
  International Business Machines Corp., 6.375%,
    06/15/00..............................................     500,000        503,125
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
FINANCIAL SERVICES -- 11.5%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01................  $  400,000    $   403,000
  Chrysler Financial Corp., 6.95%, 03/25/02...............     500,000        508,125
  Countrywide Home Loan, 7.45%, 09/16/03..................     200,000        204,250
  General Motors Acceptance Corp., 6.75%, 02/07/02........     250,000        251,875
  Household Finance Corp., 6.875%, 03/01/07...............     250,000        247,188
  Household Netherlands BV, 6.125%, 03/01/03..............     200,000        196,000
  International Lease Finance Corp., 6.875%, 05/01/01.....     500,000        506,250
  Merrill Lynch & Co., Inc., 6.00%, 01/15/01..............     350,000        349,563
  Morgan Stanley Dean Witter & Co., 8.10%, 06/24/02.......     750,000        782,813
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05.........     500,000        500,000
                                                                          -----------
                                                                            3,949,064
                                                                          -----------
MULTI-INDUSTRY -- 1.5%
  Honeywell, Inc., 6.75%, 03/15/02........................     500,000        505,000
                                                                          -----------
PHARMACEUTICALS -- 1.5%
  Smithkline Beecham Corp., 6.625%, 10/01/01..............     500,000        506,250
                                                                          -----------
RETAIL -- 0.9%
  Wal-Mart Stores, Inc., 7.25%, 06/01/13..................     305,000        317,581
                                                                          -----------
UTILITIES - ELECTRIC -- 0.8%
  Southern California Edison Note, 6.50%, 06/01/01........     265,000        266,325
                                                                          -----------
UTILITIES - TELEPHONE -- 2.3%
  AT&T Corp., 8.625%, 12/01/31............................     300,000        319,500
  GTE North, Inc., 5.65%, 11/15/08........................     500,000        458,125
                                                                          -----------
                                                                              777,625
                                                                          -----------
TOTAL CORPORATE OBLIGATIONS (COST $7,499,284).............                  7,518,189
                                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
  FannieMae, 7.50%, 06/01/03..............................     128,889        129,977
  FannieMae, 7.00%, 06/01/04..............................     138,027        138,458
  FannieMae, 7.00%, 06/01/04..............................      38,674         38,795
  FannieMae, 6.48%, 06/28/04..............................     750,000        760,174
  FannieMae, 5.75%, 06/15/05..............................     750,000        736,662
  FannieMae, 6.50%, 01/01/06..............................     173,119        167,114
  FannieMae, 7.50%, 10/01/11..............................     314,898        319,818
  Federal Home Loan Bank, 5.375%, 03/02/01................   1,200,000      1,193,582
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04.......      43,812         44,633
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04.......     180,219        180,838
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $3,714,584).............................................                  3,710,051
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Concluded
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
U.S. TREASURY OBLIGATIONS -- 16.7%
U.S. TREASURY BILLS -- 1.2%
  U.S. Treasury Bill, 4.265%, 08/12/99....................  $  372,000    $   370,149
  U.S. Treasury Bill, 4.30%, 08/12/99.....................      31,000         30,844
  U.S. Treasury Bill, 4.42%, 08/12/99.....................      15,000         14,923
                                                                          -----------
                                                                              415,916
                                                                          -----------
U.S. TREASURY NOTES -- 15.5%
  U.S. Treasury Note, 6.25%, 08/31/00.....................     902,000        910,975
  U.S. Treasury Note, 6.125%, 09/30/00....................     540,000        544,741
  U.S. Treasury Note, 5.25%, 01/31/01.....................     500,000        498,628
  U.S. Treasury Note, 6.625%, 06/30/01....................     200,000        204,012
  U.S. Treasury Note, 6.25%, 02/15/03.....................     690,000        700,411
  U.S. Treasury Note, 6.50%, 10/15/06.....................     100,000        103,200
  U.S. Treasury Note, 6.25%, 02/15/07.....................   1,000,000      1,018,686
  U.S. Treasury Note, 6.625%, 05/15/07....................     850,000        885,036
  U.S. Treasury Note, 5.625%, 05/15/08....................     425,000        416,143
                                                                          -----------
                                                                            5,281,832
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,742,702).........                  5,697,748
                                                                          -----------
TOTAL INVESTMENTS (COST $30,991,272)(a) -- 99.0%..........                 33,795,922
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.............                    351,253
                                                                          -----------
NET ASSETS -- 100.0%......................................                $34,147,175
                                                                          ===========
Percentages indicated are based on net assets of $34,147,175.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax
    purposes by the amount of losses recognized for
    financial reporting purposes in excess of federal
    income tax reporting of approximately $53,656. Cost
    for federal income tax purposes differs from value by
    net unrealized appreciation of securities as follows:
  Unrealized appreciation.................................  $3,108,471
  Unrealized depreciation.................................    (357,477)
                                                            ----------
  Net unrealized appreciation.............................  $2,750,994
                                                            ==========
* Non-income producing security.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1999
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 41.0%
AEROSPACE/DEFENSE -- 0.5%
  Alliant Techsystems, Inc.*..............................        200    $    17,300
  Cordant Technologies, Inc. .............................      1,300         58,744
  Goodrich, (B.F.), Co. ..................................      1,100         46,750
  United Technologies Corp. ..............................      1,800        129,037
                                                                         -----------
                                                                             251,831
                                                                         -----------
AIRLINES -- 0.2%
  Alaska Air Group, Inc.*.................................        700         29,225
  Comair Holdings, Inc. ..................................        400          8,325
  Delta Air Lines, Inc. ..................................        900         51,862
                                                                         -----------
                                                                              89,412
                                                                         -----------
APPAREL/TEXTILE -- 0.6%
  Burlington Industries, Inc.*............................      1,500         13,594
  Cintas Corp. ...........................................      1,200         80,625
  Jones Apparel Group, Inc.*..............................      2,300         78,919
  Kellwood Co. ...........................................        500         13,562
  Quicksilver, Inc. ......................................        400         10,425
  Tommy Hilfiger Corp.*...................................      1,200         88,200
                                                                         -----------
                                                                             285,325
                                                                         -----------
AUTOMOTIVE -- 0.7%
  Arvin Industries, Inc. .................................      1,300         49,237
  Delphi Automotive Systems Corp.*........................        629         11,676
  Ford Motor Co. .........................................      1,500         84,656
  General Motors Corp. ...................................        900         59,400
  Gentex Corp.*...........................................        500         14,000
  Meritor Automotive, Inc. ...............................      2,500         63,750
  Tower Automotive, Inc.*.................................        800         20,350
                                                                         -----------
                                                                             303,069
                                                                         -----------
BANKS/SAVINGS & LOANS -- 2.7%
  Astoria Financial Corp. ................................      2,100         92,269
  Chase Manhattan Corp. ..................................      2,300        199,237
  City National Corp. ....................................      1,800         67,387
  Cullen/Frost Bankers, Inc. .............................      1,200         33,075
  Dime Bancorp, Inc. .....................................      4,200         84,525
  FirstFed Financial Corp.*...............................      1,300         25,025
  Fleet Financial Group, Inc. ............................      3,200        142,000
  Hudson United Bancorp...................................        800         24,500
  Mellon Bank Corp. ......................................      2,800        101,850
  National City Corp. ....................................      1,000         65,500
  North Fork Bancorporation, Inc. ........................      4,100         87,381
  Old Kent Financial Corp. ...............................      2,215         92,743
  Pacific Century Financial Corp. ........................      3,300         71,156
  Queens County Bancorp, Inc. ............................        500         16,187

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BANKS/SAVINGS & LOANS -- (CONTINUED)
  Trustmark Corp. ........................................        800    $    18,300
  Wells Fargo Co. ........................................      2,600        111,150
                                                                         -----------
                                                                           1,232,285
                                                                         -----------
BEVERAGES -- 0.6%
  Anheuser-Busch Cos., Inc. ..............................      1,600        113,500
  Canandaigua Brands, Inc.*...............................        700         36,706
  Coca-Cola Co. ..........................................      1,400         87,500
  Coca-Cola Enterprises, Inc. ............................        700         21,525
  Coors, (Adolph) Co., Class B............................        400         19,800
  PepsiCo, Inc. ..........................................        600         23,212
                                                                         -----------
                                                                             302,243
                                                                         -----------
BUILDING RELATED/APPLIANCE -- 0.7%
  AptarGroup, Inc. .......................................        800         24,000
  Centex Construction Products, Inc. .....................        400         13,650
  Centex Corp. ...........................................      1,000         37,562
  Hughes Supply, Inc. ....................................        200          5,937
  M.D.C. Holdings, Inc. ..................................      1,000         21,500
  Mohawk Industries, Inc.*................................      2,000         60,750
  Ryland Group, Inc. .....................................        900         26,719
  Shaw Industries, Inc.*..................................      2,100         34,650
  Southdown, Inc. ........................................      1,100         70,675
  USG Corp.* .............................................        200         11,200
                                                                         -----------
                                                                             306,643
                                                                         -----------
CHEMICALS -- 0.9%
  Cytec Industries, Inc.*.................................      2,400         76,500
  Dow Chemical Co. .......................................        800        101,500
  Ecolab, Inc. ...........................................        900         39,262
  GenCorp, Inc. ..........................................      2,300         58,075
  Scotts Co., Class A*....................................        600         28,575
  Solutia, Inc. ..........................................      3,600         76,725
  Union Carbide Corp. ....................................        800         39,000
                                                                         -----------
                                                                             419,637
                                                                         -----------
COMMERCIAL SERVICES -- 0.8%
  ACNielsen Corp.*........................................      2,300         69,575
  ADVO, Inc.*.............................................        500         10,375
  Central Parking Corp. ..................................        100          3,425
  CIBER, Inc.*............................................        800         15,300
  Convergys Corp.*........................................        700         13,475
  Galileo International, Inc.  ...........................        800         42,750
  Interim Services, Inc.*.................................        700         14,437
  Lason Holdings, Inc.*...................................        400         19,850
  Macromedia, Inc.*.......................................        600         21,150
  MedQuist, Inc.*.........................................        600         26,250
  Mercury Interactive Corp.*..............................        600         21,225
  NCO Group, Inc. ........................................        300         11,400

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMERCIAL SERVICES -- (CONTINUED)
  Omnicom Group...........................................        500    $    40,000
  Plexus Corp.*...........................................        600         18,075
  Valassis Communications, Inc.*..........................        750         27,469
                                                                         -----------
                                                                             354,756
                                                                         -----------
COMMUNICATIONS SYSTEMS & SOFTWARE -- 1.1%
  Cisco Systems, Inc.*....................................      3,600        232,200
  Comverse Technology, Inc.*..............................        500         37,750
  Lucent Technologies, Inc. ..............................      2,600        175,337
  Motorola, Inc. .........................................        800         75,800
                                                                         -----------
                                                                             521,087
                                                                         -----------
COMPUTER HARDWARE -- 2.0%
  EMC Corp.*..............................................      2,400        132,000
  Hewlett-Packard Co. ....................................      1,500        150,750
  International Business Machines Corp. ..................      2,200        284,350
  Lexmark International Group, Inc.*......................      1,900        125,519
  NCR Corp.*..............................................      1,300         63,456
  SCI Systems, Inc.*......................................      1,200         57,000
  Seagate Technology, Inc.*...............................        300          7,687
  Solectron Corp.*........................................      1,000         66,687
  Symbol Technologies, Inc. ..............................      1,325         48,859
                                                                         -----------
                                                                             936,308
                                                                         -----------
COMPUTER SERVICES & SOFTWARE -- 3.0%
  Adobe Systems, Inc. ....................................      1,000         82,156
  Affiliated Computer Services, Inc.*.....................        300         15,187
  America Online, Inc.*...................................        900         99,450
  American Management Systems, Inc.*......................        700         22,444
  BMC Software, Inc.*.....................................      1,700         91,800
  Citrix Systems, Inc.*...................................      1,600         90,400
  Compuware Corp.*........................................      1,000         31,812
  Electronic Arts, Inc.*..................................        700         37,975
  FactSet Research Systems, Inc. .........................        200         11,325
  MICROS Systems, Inc.*...................................        400         13,600
  Microsoft Corp.*........................................      5,700        514,069
  National Computer Systems, Inc. ........................        500         16,875
  National Data Corp. ....................................        300         12,825
  Rational Software Corp.*................................      1,800         59,287
  Siebel Systems, Inc.*...................................      1,800        119,475
  Sterling Software, Inc.*................................      2,200         58,712
  SunGard Data Systems, Inc.*.............................        800         27,600
  Symantec Corp.*.........................................      1,000         25,500
  Unisys Corp.*...........................................      1,200         46,725
                                                                         -----------
                                                                           1,377,217
                                                                         -----------
CONSUMER PRODUCTS & SERVICES -- 0.1%
  Premark International, Inc. ............................      1,500         56,250
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COSMETICS & TOILETRIES -- 0.8%
  Avon Products, Inc. ....................................      1,100    $    61,050
  Clorox Co. .............................................        600         64,087
  Dial Corp. .............................................      1,800         66,937
  Kimberly-Clark Corp. ...................................        900         51,300
  Procter & Gamble Co. ...................................      1,300        116,025
                                                                         -----------
                                                                             359,399
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.7%
  General Electric Co. ...................................      2,700        305,100
                                                                         -----------
ENERGY RELATED -- 0.2%
  Newfield Exploration Co.*...............................        600         17,062
  Nisource, Inc. .........................................      1,700         43,881
  Offshore Logistics, Inc.*...............................      1,200         13,350
  Tidewater, Inc. ........................................      1,100         33,550
                                                                         -----------
                                                                             107,843
                                                                         -----------
ENTERTAINMENT -- 1.0%
  CBS Corp.*..............................................      1,300         56,469
  Harrah's Entertainment, Inc.*...........................      1,600         35,200
  King World Productions, Inc.*...........................        600         20,887
  Metro Networks, Inc.*...................................        200         10,675
  Polaris Industries, Inc. ...............................        300         13,050
  TCA Cable Television, Inc. .............................        500         27,750
  Time Warner, Inc. ......................................      2,100        154,350
  Univision Communications, Inc., Class A*................      1,000         66,000
  Viacom, Inc., Class B*..................................      1,900         83,600
                                                                         -----------
                                                                             467,981
                                                                         -----------
FINANCIAL SERVICES -- 2.1%
  AmeriCredit Corp.*......................................      1,200         19,200
  Citigroup, Inc. ........................................      4,725        224,437
  Countrywide Credit Industries, Inc. ....................      1,200         51,300
  Delphi Financial Group, Inc., Class A*..................        416         14,924
  E*Trade Group, Inc.*....................................      1,600         63,900
  Freddie Mac.............................................      1,300         75,400
  J.P. Morgan & Co., Inc. ................................        700         98,350
  Legg Mason, Inc. .......................................        700         26,950
  Lehman Brothers Holdings, Inc. .........................        500         31,125
  Metris Companies, Inc. .................................        200          8,150
  Morgan Stanley Dean Witter & Co.........................      1,200        123,000
  Paine Webber Group, Inc. ...............................      1,500         70,125
  Providian Financial Corp. ..............................      1,450        135,575
  Radian Group, Inc. .....................................        400         19,525
                                                                         -----------
                                                                             961,961
                                                                         -----------
FOOD & RELATED -- 0.9%
  ConAgra, Inc. ..........................................      1,800         47,925
  Heinz, (H.J.) Co. ......................................      1,000         50,125

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
FOOD & RELATED -- (CONTINUED)
  Hormel Foods Corp. .....................................      1,800    $    72,450
  IBP, Inc. ..............................................      2,700         64,125
  Quaker Oats Co. ........................................      1,200         79,650
  Ralcorp Holdings, Inc.*.................................      2,800         44,975
  Smithfield Foods, Inc.*.................................      1,300         43,469
                                                                         -----------
                                                                             402,719
                                                                         -----------
HOSPITAL MANAGEMENT -- 0.6%
  Lincare Holdings, Inc.*.................................      2,400         60,000
  Omnicare, Inc. .........................................        700          8,837
  PacifiCare Health Systems, Inc., Class A*...............        300         21,581
  Trigon Healthcare, Inc. ................................        800         29,100
  United Healthcare Corp. ................................      1,000         62,625
  Universal Health Services, Inc., Class B................      1,000         47,750
  Wellpoint Health Networks, Inc.*........................        400         33,950
                                                                         -----------
                                                                             263,843
                                                                         -----------
HOSPITAL SUPPLY -- 1.2%
  Allergan, Inc. .........................................        700         77,700
  Bard, (C.R.), Inc. .....................................      1,200         57,375
  Bausch & Lomb, Inc. ....................................        600         45,900
  Bindley Western Industries, Inc. .......................        533         12,300
  Biomet, Inc. ...........................................      1,100         43,725
  Boston Scientific Corp.*................................      1,300         57,119
  DENTSPLY International, Inc. ...........................      1,400         39,200
  Johnson & Johnson Co. ..................................      1,600        156,800
  Patterson Dental Co.*...................................        500         17,375
  VISX, Inc.*.............................................        600         47,512
                                                                         -----------
                                                                             555,006
                                                                         -----------
INSURANCE -- 1.2%
  Allstate Corp. .........................................      1,900         68,162
  AMBAC Financial Group, Inc. ............................      1,000         57,125
  Conseco, Inc. ..........................................      2,300         70,006
  Enhance Financial Services Group, Inc. .................        500          9,875
  Equitable Cos., Inc. ...................................      1,200         80,400
  Everest Reinsurance Holdings, Inc. .....................      1,800         58,725
  Fidelity National Financial, Inc. ......................        550         11,550
  Frontier Insurance Group, Inc. .........................        800         12,300
  Gallagher, (Arthur J.) & Co. ...........................        200          9,900
  Hartford Financial Services, Inc. ......................      1,500         87,469
  PMI Group, Inc. ........................................      1,000         62,812
  Renaissance Holdings Ltd. ..............................        300         11,100
                                                                         -----------
                                                                             539,424
                                                                         -----------
MACHINERY -- 0.6%
  Astec Industries, Inc.*.................................        300         12,225
  Briggs & Stratton Corp. ................................      1,200         69,300
  Ingersoll-Rand Co. .....................................      1,000         64,625

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
MACHINERY -- (CONTINUED)
  JLG Industries, Inc. ...................................      1,100    $    22,412
  Manitowoc Co., Inc. ....................................        750         31,219
  McDermott International, Inc. ..........................      1,000         28,250
  Terex Corp.*............................................        600         18,262
  Toro Co. ...............................................        300         11,812
                                                                         -----------
                                                                             258,105
                                                                         -----------
MANUFACTURING -- 0.1%
  Clarcor, Inc. ..........................................        600         11,512
  Cognex Corp.*...........................................        700         22,094
                                                                         -----------
                                                                              33,606
                                                                         -----------
METALS & MINING -- 0.3%
  Alcoa, Inc. ............................................        600         37,125
  Martin Marietta Materials, Inc. ........................      1,100         64,900
  Stillwater Mining Co.*..................................        400         13,075
  USX-U.S. Steel Group, Inc. .............................      1,400         37,800
                                                                         -----------
                                                                             152,900
                                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.1%
  Intermet Corp. .........................................        800         12,100
  Quanex Corp. ...........................................        600         17,100
                                                                         -----------
                                                                              29,200
                                                                         -----------
MULTI-INDUSTRY -- 0.9%
  AlliedSignal, Inc. .....................................        900         56,700
  Crane Co. ..............................................      1,500         47,156
  Mascotech, Inc. ........................................        800         13,550
  Pentair, Inc. ..........................................      1,000         45,750
  Rockwell International Corp. ...........................      1,400         85,050
  Tyco International Ltd. ................................      2,000        189,500
                                                                         -----------
                                                                             437,706
                                                                         -----------
OFFICE SUPPLIES & FORMS -- 0.2%
  Avery-Dennison Corp. ...................................      1,400         84,525
                                                                         -----------
OIL (DOMESTIC) -- 0.5%
  Apache Corp. ...........................................      1,000         39,000
  Ashland, Inc. ..........................................      1,100         44,138
  Devon Energy Corp. .....................................        500         17,875
  Murphy Oil Corp. .......................................      1,200         58,575
  Stone Energy Corp.*.....................................        300         12,713
  USX-Marathon Group......................................      1,200         39,075
                                                                         -----------
                                                                             211,376
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
OIL (INTERNATIONAL) -- 1.1%
  Chevron Corp. ..........................................      1,500    $   142,781
  Ensco International, Inc. ..............................      3,100         61,806
  Exxon Corp. ............................................      2,200        169,675
  Mobil Corp. ............................................      1,300        128,700
                                                                         -----------
                                                                             502,962
                                                                         -----------
OIL -- FIELD SERVICES -- 0.2%
  Oceaneering International, Inc.*........................        500          8,063
  Transocean Offshore, Inc. ..............................      3,000         78,750
                                                                         -----------
                                                                              86,813
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.3%
  Georgia Pacific Corp. (Timber Group)....................      2,400         60,600
  Georgia Pacific Group...................................      1,000         47,375
  Weyerhaeuser Co. .......................................        500         34,375
                                                                         -----------
                                                                             142,350
                                                                         -----------
PHARMACEUTICALS -- 2.6%
  Alpharma, Inc., Class A.................................        600         21,338
  Amgen, Inc.*............................................      1,100         66,962
  Biogen, Inc.*...........................................      3,400        218,663
  Bristol-Meyers Squibb Co. ..............................      2,900        204,269
  Cardinal Health, Inc. ..................................        600         38,475
  Genzyme Corp.* .........................................      1,200         58,200
  Medimmune, Inc.*........................................        300         20,325
  Merck & Co., Inc. ......................................      1,000         74,000
  Mylan Laboratories, Inc. ...............................      2,300         60,950
  Owens & Minor, Inc. Holding Co. ........................      1,000         11,000
  Pfizer, Inc. ...........................................      1,000        109,750
  Priority Healthcare Corp., Class B*.....................        268          9,246
  Roberts Pharmaceutical Corp.*...........................        700         16,975
  Schering-Plough Corp. ..................................      2,700        143,100
  Warner-Lambert Co. .....................................      1,300         90,188
  Watson Pharmaceuticals, Inc.*...........................      1,500         52,594
                                                                         -----------
                                                                           1,196,035
                                                                         -----------
PRINTING & PUBLISHING -- 0.5%
  Consolidated Graphics, Inc.*............................        300         15,000
  Electronics for Imaging, Inc.*..........................        300         15,413
  Houghton Mifflin Co. ...................................      1,100         51,769
  McGraw-Hill Cos., Inc. .................................      1,000         53,938
  New York Times Co., Class A.............................        800         29,450
  Scholastic Corp.*.......................................        800         40,500
  Washington Post Co., Class B............................         60         32,265
  World Color Press, Inc.*................................        500         13,750
                                                                         -----------
                                                                             252,085
                                                                         -----------
RECREATION -- 0.1%
  Harley-Davidson, Inc. ..................................      1,100         59,813
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RESTAURANTS/LODGING -- 0.5%
  Bob Evans Farms, Inc. ..................................      1,700    $    33,788
  Brinker International, Inc.*............................      2,100         57,094
  CEC Entertainment, Inc.*................................        600         25,350
  Darden Restaurants, Inc. ...............................      2,000         43,625
  Foodmaker, Inc.*........................................        800         22,700
  MeriStar Hospitality Corp. .............................        500         11,219
  Ruby Tuesday, Inc. .....................................        700         13,300
  Tricon Global Restaurants, Inc.*........................        900         48,713
                                                                         -----------
                                                                             255,789
                                                                         -----------
RETAIL -- 2.3%
  Abercrombie & Fitch Co., Class A*.......................      1,600         76,800
  AnnTaylor Stores Corp.*.................................        500         22,500
  Cato Corp., Class A.....................................        700          8,138
  Federated Department Stores, Inc.*......................      1,800         95,288
  Gap, Inc. ..............................................      2,625        132,234
  Hertz Corp. ............................................        900         55,800
  Hollywood Entertainment Corp.*..........................        800         15,650
  Home Depot, Inc. .......................................      1,300         83,769
  Linens 'n Things, Inc.*.................................        400         17,500
  Mattel, Inc. ...........................................      2,700         71,381
  Musicland Stores Corp.*.................................      1,100          9,762
  OfficeMax, Inc.*........................................      1,600         19,200
  Rent-A-Center, Inc.*....................................        500         12,000
  Ross Stores, Inc. ......................................      2,200        110,825
  ShopKo Stores, Inc. ....................................        200          7,250
  Tiffany & Co., Inc......................................        300         28,950
  TJX Cos., Inc. .........................................      2,100         69,956
  Wal-Mart Stores, Inc. ..................................      4,600        221,950
  Zale Corp.*.............................................        500         20,000
                                                                         -----------
                                                                           1,078,953
                                                                         -----------
RETAIL FOOD/DRUG -- 0.3%
  Albertson's, Inc. ......................................        700         36,094
  Casey General Stores, Inc. .............................        500          7,500
  Hannaford Brothers Co. .................................        300         16,050
  Safeway, Inc.*..........................................      1,200         59,400
  Whole Foods Market, Inc. ...............................        300         14,419
                                                                         -----------
                                                                             133,463
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.0%
  Adaptec, Inc. ..........................................        700         24,719
  Altera Corp.*...........................................      2,300         84,669
  Applied Materials, Inc.*................................        600         44,325
  Dallas Semiconductor Corp. .............................        200         10,100
  Electro Scientific Industries, Inc.*....................        400         16,713
  Intel Corp. ............................................      2,800        166,600
  Lattice Semiconductor Corp.*............................      1,000         62,250

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
SEMI-CONDUCTORS/INSTRUMENTATION -- (CONTINUED)
  Linear Technology Corp. ................................      2,200    $   147,950
  Novellus Systems, Inc.*.................................        300         20,475
  PMC-Sierra, Inc.*.......................................      1,000         58,938
  Powerwave Technologies, Inc.*...........................        400         12,900
  Teradyne, Inc. .........................................        800         57,400
  Texas Instruments, Inc. ................................        500         72,500
  Unitrode Corp. .........................................        600         17,213
  Vitesse Semiconductors Corp.*...........................        300         20,231
  Xilinx, Inc.*...........................................      1,800        103,050
                                                                         -----------
                                                                             920,033
                                                                         -----------
TELECOMMUNICATIONS -- 1.0%
  ADC Telecommunications, Inc.*...........................        400         18,225
  CenturyTel, Inc. .......................................      1,225         48,694
  CommScope, Inc.*........................................        800         24,600
  InterVoice, Inc.*.......................................        900         12,994
  QUALCOMM, Inc.*.........................................      1,700        243,950
  TALK.com, Inc.*.........................................        600          6,750
  Tellabs, Inc.*..........................................      1,200         81,075
  Xircom, Inc.*...........................................        800         24,050
                                                                         -----------
                                                                             460,338
                                                                         -----------
TOBACCO -- 0.3%
  Philip Morris Cos., Inc. ...............................      3,000        120,563
                                                                         -----------
TRANSPORTATION -- 0.4%
  CNF Transportation, Inc. ...............................        400         15,350
  M.S. Carriers, Inc.*....................................        700         20,759
  Rollins Truck Leasing Corp. ............................        200          2,225
  Union Pacific Corp. ....................................        800         46,650
  USFreightways Corp. ....................................      1,800         83,363
                                                                         -----------
                                                                             168,347
                                                                         -----------
UTILITIES -- ELECTRIC -- 1.6%
  Allegheny Energy, Inc. .................................      2,400         76,950
  BEC Energy..............................................      1,200         49,500
  Calpine Corp.*..........................................        300         16,200
  Conectiv, Inc. .........................................      2,800         68,425
  DQE, Inc. ..............................................      1,350         54,169
  Edison International....................................      1,700         45,475
  Energy East Corp. ......................................      3,300         85,800
  FPL Group, Inc. ........................................      1,000         54,625
  Northern States Power Co. ..............................      2,300         55,631
  PECO Energy Co. ........................................      1,800         75,375
  Public Service Co. of New Mexico........................      2,800         55,650
  Reliant Energy, Inc. ...................................      1,800         49,725

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
UTILITIES -- ELECTRIC -- (CONTINUED)
  TNP Enterprises, Inc. ..................................        600    $    21,750
  United Illuminating Co. ................................        300         12,731
                                                                         -----------
                                                                             722,006
                                                                         -----------
UTILITIES -- GAS & PIPELINE -- 0.5%
  Coastal Corp. ..........................................      1,600         64,000
  El Paso Energy Corp. ...................................      2,600         91,488
  Energen Corp. ..........................................        800         14,900
  Keyspan Corp. ..........................................      1,300         34,288
  Piedmont Natural Gas Co., Inc. .........................        200          6,225
  Southwest Gas Corp. ....................................        500         14,313
                                                                         -----------
                                                                             225,214
                                                                         -----------
UTILITIES -- TELEPHONE -- 2.0%
  Ameritech Corp. ........................................      1,700        124,950
  AT&T Corp. .............................................      2,900        161,856
  Bell Atlantic Corp. ....................................      1,600        104,600
  BellSouth Corp. ........................................      3,900        182,813
  Cincinnati Bell, Inc. ..................................        700         17,456
  GTE Corp. ..............................................      1,600        121,200
  MCI Worldcom, Inc.*.....................................      2,600        224,250
                                                                         -----------
                                                                             937,125
                                                                         -----------
TOTAL COMMON STOCK (COST $14,500,280).....................                18,868,646
                                                                         -----------
INVESTMENT COMPANIES -- 10.1%
  T. Rowe Price Foreign Equity Fund.......................    125,900      2,361,884
  T. Rowe Price International Equity Fund.................    145,800      2,277,396
                                                                         -----------
TOTAL INVESTMENT COMPANIES (COST $3,937,067)..............                 4,639,280
                                                                         -----------

                                                            PRINCIPAL
                                                              AMOUNT
                                                            ---------
ASSET BACKED SECURITIES -- 0.8%
  CPS Auto Receivables Trust, Series 1997-3, Class A1,
    6.10%, 12/15/02.......................................  $   14,654         14,697
  First USA Credit Card Master Trust, Series 1997-6, Class
    A, 6.42%, 03/17/05....................................     350,000        350,005
                                                                          -----------
TOTAL ASSET BACKED SECURITIES (COST $364,054).............                    364,702
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.9%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24.............................  $  151,587    $   151,757
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04.......................................     300,000        296,784
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04.......................................     205,903        206,574
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03.......................................     500,000        503,650
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12.......................................     175,000        176,622
  First Plus Home Loan Improvement Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14..............................     350,000        356,241
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15.......................................     250,000        238,894
  Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A, 5.94%, 11/15/04..............................     188,930        189,752
  Nomura Asset Securities Corp., Series 1998-D6, Class
    A1A, 6.28%, 03/15/30..................................     455,956        450,704
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02..............................................     325,000        321,705
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05..............................     300,000        295,219
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $3,198,505).............................................                  3,187,902
                                                                          -----------
CORPORATE OBLIGATIONS -- 17.4%
BANKS/SAVINGS & LOANS -- 1.8%
  Banc One Corp., 6.375%, 10/01/02........................     600,000        597,000
  Norwest Corp., 6.55%, 12/01/06..........................     250,000        244,063
                                                                          -----------
                                                                              841,063
                                                                          -----------
COMPUTER HARDWARE -- 1.1%
  International Business Machines Corp., 6.375%,
    06/15/00..............................................     500,000        503,125
                                                                          -----------
FINANCIAL SERVICES -- 9.1%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01................     400,000        403,000
  Chrysler Financial Corp., 6.95%, 03/25/02...............     500,000        508,125
  Countrywide Home Loan, 7.45%, 09/16/03..................     200,000        204,250
  General Motors Acceptance Corp., 6.75%, 02/07/02........     250,000        251,875
  General Motors Acceptance Corp., 5.875%, 01/22/03.......     250,000        243,750
  Household Finance Corp., 6.875%, 03/01/07...............     250,000        247,188
  Household Netherlands BV, 6.125%, 03/01/03..............     200,000        196,000
  International Lease Finance Corp., 6.875%, 05/01/01.....     500,000        506,250
  Merrill Lynch & Co., Inc., 6.00%, 01/15/01..............     350,000        349,563
  Morgan Stanley Dean Witter & Co., 8.10%, 06/24/02.......     250,000        260,938
  Pitney Bowes Credit Corp., 5.65%, 01/15/03..............     275,000        269,500

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05.........  $  500,000    $   500,000
  Transamerica Finance Corp., 6.375%, 11/15/01............     260,000        259,675
                                                                          -----------
                                                                            4,200,114
                                                                          -----------
FOOD & RELATED -- 0.7%
  Hershey Foods Corp., 6.70%, 10/01/05....................     325,000        327,438
                                                                          -----------
MULTI-INDUSTRY -- 1.1%
  Honeywell, Inc., 6.75%, 03/15/02........................     500,000        505,000
                                                                          -----------
PHARMACEUTICALS -- 1.1%
  Smithkline Beecham Corp., 6.625%, 10/01/01..............     500,000        506,250
                                                                          -----------
RETAIL -- 0.7%
  Wal-Mart Stores, Inc., 7.25%, 06/01/13..................     300,000        312,375
                                                                          -----------
UTILITIES - ELECTRIC -- 0.3%
  Southern California Edison Note, 6.50%, 06/01/01........     145,000        145,725
                                                                          -----------
UTILITIES - TELEPHONE -- 1.5%
  AT&T Corp., 8.625%, 12/01/31............................     200,000        213,000
  GTE North, Inc., 5.65%, 11/15/08........................     500,000        458,125
                                                                          -----------
                                                                              671,125
                                                                          -----------
TOTAL CORPORATE OBLIGATIONS (COST $8,017,897).............                  8,012,215
                                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.3%
  FannieMae, 7.50%, 06/01/03..............................     128,889        129,977
  FannieMae, 7.00%, 06/01/04..............................     276,054        276,917
  FannieMae, 7.00%, 06/01/04..............................     178,867        179,426
  FannieMae, 6.48%, 06/28/04..............................     750,000        760,174
  FannieMae, 5.75%, 06/15/05..............................     750,000        736,662
  FannieMae, 6.50%, 01/01/06..............................     173,119        167,114
  FannieMae, 7.50%, 10/01/11..............................     157,449        159,909
  Federal Home Loan Bank, 5.375%, 03/02/01................   1,000,000        994,652
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04.......      43,812         44,633
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04.......     643,638        645,851
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/04.......     172,675        171,002
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $4,270,763).............................................                  4,266,317
                                                                          -----------
U.S. TREASURY OBLIGATIONS -- 12.2%
U.S. TREASURY BILLS -- 0.2%
  U.S. Treasury Bill, 4.22%, 07/01/99.....................      88,000         88,000
  U.S. Treasury Bill, 4.00%, 08/12/99.....................       2,000          1,991
  U.S. Treasury Bill, 4.10%, 08/12/99.....................       4,000          3,981
  U.S. Treasury Bill, 4.12%, 08/12/99.....................      14,000         13,933
  U.S. Treasury Bill, 4.265%, 08/12/99....................       3,000          2,985
                                                                          -----------
                                                                              110,890
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
U.S. TREASURY NOTES -- 12.0%
  U.S. Treasury Note, 6.25%, 02/15/03.....................  $  300,000    $   304,527
  U.S. Treasury Note, 6.50%, 05/15/05.....................   1,225,000      1,259,543
  U.S. Treasury Note, 6.50%, 10/15/06.....................     250,000        258,000
  U.S. Treasury Note, 6.25%, 02/15/07.....................   1,000,000      1,018,686
  U.S. Treasury Note, 6.625%, 05/15/07....................   1,400,000      1,457,707
  U.S. Treasury Note, 5.625%, 05/15/08....................   1,225,000      1,199,468
                                                                          -----------
                                                                            5,497,931
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,735,071).........                  5,608,821
                                                                          -----------
TOTAL INVESTMENTS -- 97.7% (COST $40,023,637)(a)..........                 44,947,883
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%.............                  1,037,559
                                                                          -----------
NET ASSETS -- 100.0%......................................                $45,985,442
                                                                          ===========
Percentages indicated are based on net assets of
  $45,985,442.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax
    purposes by the amount of losses recognized for
    financial reporting purposes in excess of federal
    income tax reporting of approximately $111,768. Cost
    for federal income tax purposes differs from value by
    net unrealized appreciation of securities as follows:
  Unrealized appreciation.................................  $5,530,446
  Unrealized depreciation.................................    (717,968)
                                                            ----------
  Net unrealized appreciation.............................  $4,812,478
                                                            ==========
* Non-income producing security.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1999
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 56.7%
AEROSPACE/DEFENSE -- 0.8%
  Alliant Techsystems, Inc.*..............................        300    $    25,950
  Cordant Technologies, Inc. .............................      1,800         81,337
  Goodrich, (B.F.) Co. ...................................      1,700         72,250
  United Technologies Corp. ..............................      3,400        243,737
                                                                         -----------
                                                                             423,274
                                                                         -----------
AIRLINES -- 0.2%
  Alaska Air Group, Inc.*.................................        900         37,575
  Comair Holdings, Inc. ..................................        750         15,609
  Delta Air Lines, Inc. ..................................      1,400         80,675
                                                                         -----------
                                                                             133,859
                                                                         -----------
APPAREL/TEXTILE -- 0.8%
  Burlington Industries, Inc.*............................      2,300         20,844
  Cintas Corp. ...........................................      1,600        107,500
  Jones Apparel Group, Inc.*..............................      3,100        106,369
  Kellwood Co. ...........................................        800         21,700
  Quicksilver, Inc. ......................................        700         18,244
  Tommy Hilfiger Corp.*...................................      2,000        147,000
                                                                         -----------
                                                                             421,657
                                                                         -----------
AUTOMOTIVE -- 0.9%
  Arvin Industries, Inc. .................................      1,700         64,387
  Delphi Automotive Systems Corp.*........................      1,048         19,448
  Ford Motor Co. .........................................      2,600        146,737
  General Motors Corp. ...................................      1,500         99,000
  Gentex Corp.*...........................................        800         22,400
  Meritor Automotive, Inc. ...............................      3,400         86,700
  Tower Automotive, Inc.*.................................      1,300         33,069
                                                                         -----------
                                                                             471,741
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BANKS/SAVINGS & LOANS -- 3.7%
  Astoria Financial Corp. ................................      3,000    $   131,812
  Chase Manhattan Corp. ..................................      4,000        346,500
  City National Corp. ....................................      2,500         93,594
  Cullen/Frost Bankers, Inc. .............................      1,800         49,612
  Dime Bancorp, Inc. .....................................      5,800        116,725
  FirstFed Financial Corp.*...............................      2,100         40,425
  Fleet Financial Group, Inc. ............................      5,600        248,500
  Hudson United Bancorp...................................      1,400         42,875
  Mellon Bank Corp. ......................................      4,800        174,600
  National City Corp. ....................................      1,700        111,350
  North Fork Bancorporation, Inc. ........................      5,600        119,350
  Old Kent Financial Corp. ...............................      2,981        124,829
  Pacific Century Financial Corp. ........................      4,500         97,031
  Queens County Bancorp, Inc. ............................        900         29,137
  Trustmark Corp. ........................................      1,800         41,175
  Wells Fargo Co. ........................................      4,400        188,100
                                                                         -----------
                                                                           1,955,615
                                                                         -----------
BEVERAGES -- 0.9%
  Anheuser-Busch Cos., Inc. ..............................      2,700        191,531
  Canandaigua Brands, Inc.*...............................      1,000         52,437
  Coca-Cola Co. ..........................................      2,700        168,750
  Coca-Cola Enterprises, Inc. ............................      1,100         33,825
  Coors, (Adolph) Co., Class B............................        500         24,750
  PepsiCo, Inc. ..........................................      1,000         38,687
                                                                         -----------
                                                                             509,980
                                                                         -----------
BUILDING RELATED/APPLIANCE -- 0.9%
  AptarGroup, Inc. .......................................      1,400         42,000
  Centex Construction Products, Inc. .....................        600         20,475
  Centex Corp. ...........................................      1,700         63,856
  Hughes Supply, Inc. ....................................        300          8,906
  M.D.C. Holdings, Inc. ..................................      1,700         36,550
  Mohawk Industries, Inc.*................................      2,800         85,050
  Ryland Group, Inc. .....................................      1,400         41,562
  Shaw Industries, Inc.*..................................      2,800         46,200
  Southdown, Inc. ........................................      1,700        109,225
  USG Corp.*..............................................        200         11,200
                                                                         -----------
                                                                             465,024
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------


                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
CHEMICALS -- 1.2%
  Cytec Industries, Inc.*.................................      3,400    $   108,375
  Dow Chemical Co. .......................................      1,400        177,625
  Ecolab, Inc. ...........................................      1,300         56,712
  GenCorp, Inc. ..........................................      3,300         83,325
  Scotts Co., Class A*....................................      1,000         47,625
  Solutia, Inc. ..........................................      5,000        106,562
  Union Carbide Corp. ....................................      1,400         68,250
                                                                         -----------
                                                                             648,474
                                                                         -----------
COMMERCIAL SERVICES -- 1.0%
  ACNielsen Corp.*........................................      3,200         96,800
  ADVO, Inc.*.............................................        800         16,600
  Central Parking Corp. ..................................        100          3,425
  CIBER, Inc.*............................................      1,400         26,775
  Convergys Corp.*........................................        900         17,325
  Galileo International, Inc. ............................      1,100         58,781
  Interim Services, Inc.*.................................      1,200         24,750
  Lason Holdings, Inc.*...................................        600         29,775
  Macromedia, Inc.*.......................................        900         31,725
  MedQuist, Inc.*.........................................      1,000         43,750
  Mercury Interactive Corp.*..............................      1,000         35,375
  NCO Group, Inc. ........................................        500         19,000
  Omnicom Group...........................................        800         64,000
  Plexus Corp.*...........................................      1,000         30,125
  Valassis Communications, Inc.*..........................      1,200         43,950
                                                                         -----------
                                                                             542,156
                                                                         -----------
COMMUNICATIONS SYSTEMS & SOFTWARE -- 1.6%
  Cisco Systems, Inc.*....................................      6,050        390,225
  Comverse Technology, Inc.*..............................        700         52,850
  Lucent Technologies, Inc. ..............................      4,400        296,725
  Motorola, Inc. .........................................      1,300        123,175
                                                                         -----------
                                                                             862,975
                                                                         -----------
COMPUTER HARDWARE -- 2.8%
  EMC Corp.*..............................................      4,200        231,000
  Hewlett-Packard Co. ....................................      2,500        251,250
  International Business Machines Corp. ..................      3,600        465,300
  Lexmark International Group, Inc.*......................      2,600        171,762
  NCR Corp.*..............................................      1,800         87,862
  SCI Systems, Inc.*......................................      1,600         76,000
  Seagate Technology, Inc.*...............................        500         12,812
  Solectron Corp.*........................................      2,000        133,375
  Symbol Technologies, Inc. ..............................      1,775         65,453
                                                                         -----------
                                                                           1,494,814
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMPUTER SOFTWARE & SERVICES -- 4.2%
  Adobe Systems, Inc. ....................................      1,300    $   106,803
  Affiliated Computer Services, Inc.*.....................        600         30,375
  America Online, Inc.*...................................      1,500        165,750
  American Management Systems, Inc.*......................      1,200         38,475
  BMC Software, Inc.*.....................................      2,700        145,800
  Citrix Systems, Inc.*...................................      2,200        124,300
  Compuware Corp.*........................................      2,000         63,625
  Electronic Arts, Inc.*..................................        900         48,825
  FactSet Research Systems, Inc. .........................        300         16,987
  MICROS Systems, Inc.*...................................        700         23,800
  Microsoft Corp.*........................................     10,000        901,875
  National Computer Systems, Inc. ........................        800         27,000
  National Data Corp. ....................................        400         17,100
  Rational Software Corp.*................................      2,700         88,931
  Siebel Systems, Inc.*...................................      2,500        165,937
  Sterling Software, Inc.*................................      3,200         85,400
  SunGard Data Systems, Inc.*.............................      1,100         37,950
  Symantec Corp.*.........................................      1,400         35,700
  Unisys Corp.*...........................................      2,100         81,769
                                                                         -----------
                                                                           2,206,402
                                                                         -----------
CONSUMER PRODUCTS & SERVICES -- 0.1%
  Premark International, Inc. ............................      2,000         75,000
                                                                         -----------
COSMETICS & TOILETRIES -- 1.1%
  Avon Products, Inc. ....................................      2,000        111,000
  Clorox Co. .............................................      1,100        117,494
  Dial Corp. .............................................      2,500         92,969
  Kimberly-Clark Corp. ...................................      1,600         91,200
  Procter & Gamble Co. ...................................      2,300        205,275
                                                                         -----------
                                                                             617,938
                                                                         -----------
ELECTRICAL EQUIPMENT -- 1.0%
  General Electric Co. ...................................      4,700        531,100
                                                                         -----------
ENERGY RELATED -- 0.3%
  Newfield Exploration Co.*...............................      1,100         31,281
  Nisource, Inc. .........................................      2,200         56,787
  Offshore Logistics, Inc.*...............................      2,000         22,250
  Tidewater, Inc. ........................................      1,500         45,750
                                                                         -----------
                                                                             156,068
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------


                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
ENTERTAINMENT -- 1.4%
  CBS Corp.*..............................................      2,200    $    95,562
  Harrah's Entertainment, Inc.*...........................      2,100         46,200
  King World Productions, Inc.*...........................      1,000         34,812
  Metro Networks, Inc.*...................................        400         21,350
  Polaris Industries, Inc. ...............................        500         21,750
  TCA Cable Television, Inc. .............................        700         38,850
  Time Warner, Inc. ......................................      3,600        264,600
  Univision Communications, Inc., Class A*................      1,300         85,800
  Viacom, Inc., Class B...................................      3,300        145,200
                                                                         -----------
                                                                             754,124
                                                                         -----------
FINANCIAL SERVICES -- 3.0%
  AmeriCredit Corp.*......................................      1,900         30,400
  Citigroup, Inc. ........................................      8,175        388,312
  Countrywide Credit Industries, Inc. ....................      1,600         68,400
  Delphi Financial Group, Inc., Class A*..................        728         26,127
  E*Trade Group, Inc.*....................................      2,200         87,862
  Freddie Mac.............................................      2,300        133,400
  J.P. Morgan & Co., Inc. ................................      1,200        168,600
  Legg Mason, Inc. .......................................      1,100         42,350
  Lehman Brothers Holdings, Inc. .........................        900         56,025
  Metris Companies, Inc. .................................        400         16,300
  Morgan Stanley Dean Witter & Co. .......................      2,000        205,000
  Paine Webber Group, Inc. ...............................      2,000         93,500
  Providian Financial Corp. ..............................      2,550        238,425
  Radian Group, Inc. .....................................        700         34,169
                                                                         -----------
                                                                           1,588,870
                                                                         -----------
FOOD & RELATED -- 1.2%
  ConAgra, Inc. ..........................................      3,100         82,537
  Heinz, (H.J.) Co. ......................................      1,700         85,212
  Hormel Foods Corp. .....................................      2,400         96,600
  IBP, Inc. ..............................................      3,600         85,500
  Quaker Oats Co. ........................................      2,100        139,387
  Ralcorp Holdings, Inc.*.................................      3,900         62,644
  Smithfield Foods, Inc.*.................................      2,000         66,875
                                                                         -----------
                                                                             618,755
                                                                         -----------
HOSPITAL MANAGEMENT -- 0.7%
  Lincare Holdings, Inc.*.................................      3,200         80,000
  Omnicare, Inc. .........................................        900         11,362
  PacifiCare Health Systems, Inc., Class A*...............        300         21,581
  Trigon Healthcare, Inc. ................................      1,100         40,013
  United Healthcare Corp. ................................      1,900        118,987
  Universal Health Services, Inc., Class B*...............      1,400         66,850
  Wellpoint Health Networks, Inc.*........................        500         42,437
                                                                         -----------
                                                                             381,230
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
HOSPITAL SUPPLY -- 1.7%
  Allergan, Inc. .........................................      1,200    $   133,200
  Bard, (C.R.), Inc. .....................................      1,700         81,281
  Bausch & Lomb, Inc. ....................................      1,100         84,150
  Bindley Western Industries, Inc. .......................        933         21,525
  Biomet, Inc. ...........................................      1,400         55,650
  Boston Scientific Corp.*................................      2,300        101,056
  DENTSPLY International, Inc. ...........................      1,900         53,200
  Johnson & Johnson Co. ..................................      2,700        264,600
  Patterson Dental Co.*...................................        800         27,800
  VISX, Inc.*.............................................        900         71,269
                                                                         -----------
                                                                             893,731
                                                                         -----------
INSURANCE -- 1.6%
  Allstate Corp. .........................................      3,400        121,975
  AMBAC Financial Group, Inc. ............................      1,400         79,975
  Conseco, Inc. ..........................................      3,900        118,706
  Enhance Financial Services Group, Inc. .................        800         15,800
  Equitable Cos., Inc. ...................................      2,200        147,400
  Everest Reinsurance Holdings, Inc. .....................      2,500         81,562
  Fidelity National Financial, Inc. ......................        890         18,690
  Frontier Insurance Group, Inc. .........................      1,500         23,062
  Gallagher, (Arthur J.) & Co. ...........................        400         19,800
  Hartford Financial Services, Inc. ......................      2,600        151,613
  PMI Group, Inc. ........................................      1,400         87,938
  Renaissance Holdings Ltd. ..............................        400         14,800
                                                                         -----------
                                                                             881,321
                                                                         -----------
MACHINERY -- 0.7%
  Astec Industries, Inc.*.................................        500         20,375
  Briggs & Stratton Corp. ................................      1,600         92,400
  Ingersoll-Rand Co. .....................................      1,700        109,863
  JLG Industries, Inc. ...................................      1,800         36,675
  Manitowoc Co., Inc. ....................................      1,150         47,869
  McDermott International, Inc. ..........................      1,400         39,550
  Terex Corp.*............................................      1,100         33,481
  Toro Co. ...............................................        500         19,688
                                                                         -----------
                                                                             399,901
                                                                         -----------
MANUFACTURING -- 0.1%
  Clarcor, Inc. ..........................................        900         17,269
  Cognex Corp.*...........................................      1,200         37,875
                                                                         -----------
                                                                              55,144
                                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.1%
  Intermet Corp. .........................................      1,300         19,663
  Quanex Corp. ...........................................      1,000         28,500
                                                                         -----------
                                                                              48,163
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
METALS & MINING -- 0.5%
  Alcoa, Inc. ............................................      1,000    $    61,875
  Martin Marietta Materials, Inc. ........................      1,500         88,500
  Stillwater Mining Co.*..................................        700         22,881
  USX-U.S. Steel Group, Inc. .............................      2,500         67,500
                                                                         -----------
                                                                             240,756
                                                                         -----------
MULTI-INDUSTRY -- 1.4%
  AlliedSignal, Inc. .....................................      1,600        100,800
  Crane Co. ..............................................      2,100         66,019
  Mascotech, Inc. ........................................      1,300         22,019
  Pentair, Inc. ..........................................      1,400         64,050
  Rockwell International Corp. ...........................      2,400        145,800
  Tyco International Ltd. ................................      3,400        322,150
                                                                         -----------
                                                                             720,838
                                                                         -----------
OFFICE SUPPLIES & FORMS -- 0.3%
  Avery-Dennison Corp. ...................................      2,300        138,863
                                                                         -----------
OIL (DOMESTIC) -- 0.6%
  Apache Corp. ...........................................      1,700         66,300
  Ashland, Inc. ..........................................      1,600         64,200
  Devon Energy Corp. .....................................        800         28,600
  Murphy Oil Corp. .......................................      1,700         82,981
  Stone Energy Corp.*.....................................        500         21,188
  USX-Marathon Group......................................      2,100         68,381
                                                                         -----------
                                                                             331,650
                                                                         -----------
OIL (INTERNATIONAL) -- 1.6%
  Chevron Corp. ..........................................      2,500        237,969
  Ensco International, Inc. ..............................      4,200         83,738
  Exxon Corp. ............................................      3,900        300,788
  Mobil Corp. ............................................      2,300        227,700
                                                                         -----------
                                                                             850,195
                                                                         -----------
OIL - FIELD SERVICES -- 0.3%
  Oceaneering International, Inc.*........................        800         12,900
  Transocean Offshore, Inc. ..............................      4,600        120,750
                                                                         -----------
                                                                             133,650
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.4%
  Georgia Pacific Corp. (Timber Group)....................      3,200         80,800
  Georgia Pacific Group...................................      1,800         85,275
  Weyerhaeuser Co. .......................................        900         61,875
                                                                         -----------
                                                                             227,950
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
PHARMACEUTICALS -- 3.7%
  Alpharma, Inc., Class A.................................      1,000    $    35,563
  Amgen, Inc.*............................................      1,800        109,575
  Biogen, Inc.*...........................................      5,500        353,719
  Bristol-Meyers Squibb Co. ..............................      5,000        352,188
  Cardinal Health, Inc. ..................................      1,100         70,538
  Genzyme Corp.*..........................................      1,600         77,600
  Medimmune, Inc.*........................................        500         33,875
  Merck & Co., Inc. ......................................      1,800        133,200
  Mylan Laboratories, Inc. ...............................      3,100         82,150
  Owens & Minor, Inc. Holding Co. ........................      1,600         17,600
  Pfizer, Inc. ...........................................      1,700        186,575
  Priority Healthcare Corp., Class B*.....................        469         16,181
  Roberts Pharmaceutical Corp.*...........................      1,200         29,100
  Schering-Plough Corp. ..................................      4,700        249,100
  Warner-Lambert Co. .....................................      2,300        159,563
  Watson Pharmaceuticals, Inc.*...........................      2,100         73,631
                                                                         -----------
                                                                           1,980,158
                                                                         -----------
PRINTING & PUBLISHING -- 0.7%
  Consolidated Graphics, Inc.*............................        500         25,000
  Electronics for Imaging, Inc.*..........................        500         25,688
  Houghton Mifflin Co. ...................................      1,600         75,300
  McGraw-Hill Companies, Inc. ............................      1,800         97,088
  New York Times Co., Class A.............................      1,300         47,856
  Scholastic Corp.*.......................................      1,100         55,688
  Washington Post Co., Class B............................         80         43,020
  World Color Press, Inc.*................................        800         22,000
                                                                         -----------
                                                                             391,640
                                                                         -----------
RECREATION -- 0.2%
  Harley-Davidson, Inc. ..................................      1,500         81,563
                                                                         -----------
RESTAURANTS/LODGING -- 0.7%
  Bob Evans Farms, Inc. ..................................      2,300         45,713
  Brinker International, Inc.*............................      2,800         76,125
  CEC Entertainment, Inc.*................................      1,000         42,250
  Darden Restaurants, Inc. ...............................      2,800         61,075
  Foodmaker, Inc.*........................................      1,300         36,888
  MeriStar Hospitality Corp. .............................        800         17,950
  Ruby Tuesday, Inc. .....................................      1,100         20,900
  Tricon Global Restaurants, Inc.*........................      1,600         86,600
                                                                         -----------
                                                                             387,501
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RETAIL -- 3.3%
  Abercrombie & Fitch Co., Class A*.......................      2,100    $   100,800
  AnnTaylor Stores Corp.*.................................        900         40,500
  Cato Corp., Class A.....................................      1,200         13,950
  Federated Department Stores, Inc.*......................      3,000        158,813
  Gap, Inc. ..............................................      4,350        219,131
  Hertz Corp. ............................................      1,300         80,600
  Hollywood Entertainment Corp.*..........................      1,400         27,387
  Home Depot, Inc. .......................................      2,300        148,206
  Linens 'n Things, Inc.*.................................        700         30,625
  Mattel, Inc. ...........................................      4,700        124,256
  Musicland Stores Corp.*.................................      1,900         16,862
  OfficeMax, Inc.*........................................      2,200         26,400
  Rent-A-Center, Inc.*....................................        800         19,200
  Ross Stores, Inc. ......................................      3,100        156,163
  ShopKo Stores, Inc. ....................................        400         14,500
  Tiffany & Co., Inc .....................................        500         48,250
  TJX Companies, Inc. ....................................      3,600        119,925
  Wal-Mart Stores, Inc. ..................................      8,000        386,000
  Zale Corp.*.............................................        900         36,000
                                                                         -----------
                                                                           1,767,568
                                                                         -----------
RETAIL FOOD/DRUG -- 0.4%
  Albertson's, Inc. ......................................      1,100         56,719
  Casey General Stores, Inc. .............................        800         12,000
  Hannaford Brothers Co. .................................        500         26,750
  Safeway, Inc.*..........................................      2,100        103,950
  Whole Foods Market, Inc. ...............................        400         19,225
                                                                         -----------
                                                                             218,644
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.7%
  Adaptec, Inc. ..........................................      1,000         35,312
  Altera Corp.*...........................................      3,200        117,800
  Applied Materials, Inc.*................................      1,100         81,263
  Dallas Semiconductor Corp. .............................        400         20,200
  Electro Scientific Industries, Inc.*....................        700         29,247
  Intel Corp. ............................................      5,200        309,400
  Lattice Semiconductor Corp.*............................      1,500         93,375
  Linear Technology Corp. ................................      2,900        195,025
  Novellus Systems, Inc.*.................................        600         40,950
  PMC-Sierra, Inc.*.......................................      1,700        100,194
  Powerwave Technologies, Inc.*...........................        600         19,350
  Teradyne, Inc. .........................................      1,100         78,925
  Texas Instruments, Inc. ................................        800        116,000
  Unitrode Corp. .........................................      1,100         31,556
  Vitesse Semiconductors Corp.*...........................        500         33,719
  Xilinx, Inc.*...........................................      2,400        137,400
                                                                         -----------
                                                                           1,439,716
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
TELECOMMUNICATIONS -- 1.3%
  ADC Telecommunications, Inc.*...........................        600    $    27,338
  CenturyTel, Inc. .......................................      1,700         67,575
  CommScope, Inc.*........................................      1,300         39,975
  InterVoice, Inc.*.......................................      1,600         23,100
  QUALCOMM, Inc.*.........................................      2,400        344,400
  TALK.com, Inc.*.........................................        900         10,125
  Tellabs, Inc.*..........................................      2,100        141,881
  Xircom, Inc.*...........................................      1,400         42,087
                                                                         -----------
                                                                             696,481
                                                                         -----------
TOBACCO -- 0.4%
  Philip Morris Cos., Inc. ...............................      4,900        196,919
                                                                         -----------
TRANSPORTATION -- 0.5%
  CNF Transportation, Inc. ...............................        600         23,025
  M.S. Carriers, Inc.*....................................      1,200         35,588
  Union Pacific Corp. ....................................      1,300         75,806
  USFreightways Corp. ....................................      2,700        125,044
                                                                         -----------
                                                                             259,463
                                                                         -----------
UTILITIES - ELECTRIC -- 2.0%
  Allegheny Energy, Inc. .................................      3,200        102,600
  BEC Energy .............................................      1,700         70,125
  Calpine Corp.*..........................................        500         27,000
  Conectiv, Inc. .........................................      3,800         92,863
  DQE, Inc. ..............................................      1,750         70,219
  Edison International ...................................      2,900         77,575
  Energy East Corp. ......................................      4,400        114,400
  FPL Group, Inc. ........................................      1,700         92,863
  Northern States Power Co. ..............................      3,200         77,400
  PECO Energy Co. ........................................      3,000        125,625
  Public Service Co. of New Mexico........................      3,800         75,525
  Reliant Energy, Inc. ...................................      3,100         85,638
  TNP Enterprises, Inc. ..................................      1,000         36,250
  United Illuminating Co. ................................        500         21,219
                                                                         -----------
                                                                           1,069,302
                                                                         -----------
UTILITIES - GAS & PIPELINE -- 0.7%
  Coastal Corp. ..........................................      2,800        112,000
  El Paso Energy Corp. ...................................      3,500        123,156
  Energen Corp. ..........................................      1,400         26,075
  Keyspan Corp. ..........................................      1,800         47,475
  NICOR, Inc. ............................................        100          3,806
  Piedmont Natural Gas Co., Inc. .........................        400         12,450
  Southwest Gas Corp. ....................................        900         25,763
                                                                         -----------
                                                                             350,725
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
UTILITIES - TELEPHONE -- 3.0%
  Ameritech Corp. ........................................      3,000    $   220,500
  AT&T Corp. .............................................      5,000        279,063
  Bell Atlantic Corp. ....................................      2,800        183,050
  BellSouth Corp. ........................................      6,800        318,750
  Cincinnati Bell, Inc. ..................................      1,000         24,938
  GTE Corp. ..............................................      2,600        196,950
  MCI WorldCom, Inc.*.....................................      4,500        388,125
                                                                         -----------
                                                                           1,611,376
                                                                         -----------
TOTAL COMMON STOCK
  (COST $23,120,817)......................................                30,232,274
                                                                         -----------
INVESTMENT COMPANIES -- 9.1%
  T. Rowe Price Foreign Equity Fund.......................    131,800      2,472,568
  T. Rowe Price International Equity Fund.................    152,600      2,383,612
                                                                         -----------
TOTAL INVESTMENT COMPANIES
  (COST $4,151,422).......................................                 4,856,180
                                                                         -----------
                                                            PRINCIPAL
                                                             AMOUNT
                                                            ---------
ASSET BACKED SECURITIES -- 0.5%
  CPS Auto Grantor Trust, Series 1997-3, Class A1, 6.10%,
    12/15/02..............................................  $  11,723         11,758
  First USA Credit Card Master Trust, Series 1997-6, Class
    A, 6.42%, 03/17/05....................................    250,000        250,003
                                                                         -----------
TOTAL ASSET BACKED SECURITIES
  (COST $261,295).........................................                   261,761
                                                                         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24.............................    259,864        260,155
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04.......................................    275,000        272,052
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04.......................................    128,689        129,108
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03.......................................    250,000        251,825
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12.......................................    300,000        302,781
  First Plus Home Improvement Loan Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14..............................    300,000        305,349
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15.......................................    125,000        119,447
  Navistar Financial Corp. Owner Trust, Series 1998-A1,
    Class A, 5.94%, 11/15/04..............................    188,930        189,752
  Nomura Asset Securities Corp., Series 1998-D6, Class
    A1A, 6.28%, 03/15/30..................................    455,956        450,704
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02..............................................    300,000        296,959

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL      MARKET
                   SECURITY DESCRIPTION                      AMOUNT         VALUE
                   --------------------                     ---------      ------
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05..............................  $ 275,000    $   270,617
                                                                         -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $2,878,228).............................................                 2,848,749
                                                                         -----------
CORPORATE OBLIGATIONS -- 12.1%
BANKS/SAVINGS & LOANS -- 1.3%
  Banc One Corp., 6.375%, 10/01/02........................    375,000        373,125
  Norwest Corp., 6.55%, 12/01/06..........................    350,000        341,688
                                                                         -----------
                                                                             714,813
                                                                         -----------
FINANCIAL SERVICES -- 5.9%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01................    400,000        403,000
  Chrysler Financial Corp., 6.95%, 03/25/02...............    500,000        508,125
  Countrywide Home Loan, 7.45%, 09/16/03..................    100,000        102,125
  General Motors Acceptance Corp., 6.75%, 02/07/02........    500,000        503,750
  Household Finance Corp., 6.875%, 03/01/07...............    250,000        247,188
  Household Netherlands BV, 6.125%, 03/01/03..............    100,000         98,000
  International Lease Finance Corp., 6.875%, 05/01/01.....    500,000        506,250
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05.........    500,000        500,000
  Transamerica Finance Corp., 6.375%, 11/15/01............    260,000        259,675
                                                                         -----------
                                                                           3,128,113
                                                                         -----------
FOOD & RELATED -- 0.6%
  Hershey Foods Co., 6.70%, 10/01/05......................    300,000        302,250
                                                                         -----------
MULTI-INDUSTRY -- 0.9%
  Honeywell, Inc., 6.75%, 03/15/02........................    500,000        505,000
                                                                         -----------
PHARMACEUTICALS -- 0.9%
  Smithkline Beecham Corp., 6.625%, 10/01/01..............    500,000        506,250
                                                                         -----------
UTILITIES - ELECTRIC -- 1.1%
  Southern California Edison Note, 6.50%, 06/01/01........    590,000        592,950
                                                                         -----------
UTILITIES - TELEPHONE -- 1.4%
  AT&T Corp., 8.625%, 12/01/31............................    250,000        266,250
  GTE North, Inc., 5.65%, 11/15/08........................    500,000        458,125
                                                                         -----------
                                                                             724,375
                                                                         -----------
TOTAL CORPORATE OBLIGATIONS (COST $6,484,983).............                 6,473,751
                                                                         -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.5%
  FannieMae, 7.50%, 06/01/03..............................    128,889        129,977
  FannieMae, 7.00%, 06/01/04..............................    212,707        213,372
  FannieMae, 7.00%, 06/01/04..............................    276,054        276,917
  FannieMae, 6.48%, 06/28/04..............................    500,000        506,783
  FannieMae, 5.75%, 06/15/05..............................    750,000        736,662
  FannieMae, 6.50%, 01/01/06..............................     65,943         63,656
  FannieMae, 7.50%, 10/01/11..............................     52,483         53,303
  Federal Home Loan Bank, 5.375%, 03/02/01................  1,000,000        994,652
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04.......     21,906         22,317
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04.......    463,420        465,013
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/04.......    515,220        510,229
                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $3,980,828).......................................                 3,972,881
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Concluded
June 30, 1999
--------------------------------------------------------------------------------



                                                            PRINCIPAL      MARKET
                   SECURITY DESCRIPTION                      AMOUNT         VALUE
                   --------------------                     ---------      ------
U.S. TREASURY OBLIGATIONS -- 6.7%
U.S. TREASURY BILLS -- 1.3%
  U.S. Treasury Bill, 4.22%, 07/01/99.....................  $ 220,000    $   220,000
  U.S. Treasury Bill, 4.30%, 07/01/99.....................    104,000        104,000
  U.S. Treasury Bill, 4.35%, 07/01/99.....................    271,000        271,000
  U.S. Treasury Bill, 4.12%, 08/12/99.....................    103,000        102,505
  U.S. Treasury Bill, 4.265%, 08/12/99....................      2,000          1,990
  U.S. Treasury Bill, 4.28%, 08/12/99.....................      7,000          6,965
  U.S. Treasury Bill, 4.42%, 08/12/99.....................      7,000          6,964
                                                                         -----------
                                                                             713,424
                                                                         -----------
U.S. TREASURY BONDS & NOTES -- 5.4%
  U.S. Treasury Bond, 7.50%, 11/15/16.....................  1,050,000      1,182,333
  U.S. Treasury Note, 6.50%, 05/15/05.....................    150,000        154,230
  U.S. Treasury Note, 6.875%, 05/15/06....................    125,000        131,570
  U.S. Treasury Note, 6.50%, 10/15/06.....................     75,000         77,400
  U.S. Treasury Note, 6.25%, 02/15/07.....................    500,000        509,343
  U.S. Treasury Note, 6.625%, 05/15/07....................    250,000        260,305
  U.S. Treasury Note, 6.25%, 08/15/23.....................    550,000        552,337
                                                                         -----------
                                                                           2,867,518
                                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $3,652,239).......................................                 3,580,942
                                                                         -----------
TOTAL INVESTMENTS -- 97.9% (COST $44,529,812)(A)..........                52,226,538
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%.............                 1,115,317
                                                                         -----------
NET ASSETS -- 100.0%......................................               $53,341,855
                                                                         ===========
Percentages indicated are based on net assets of $53,341,855.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax
    purposes by the amount of losses recognized for
    financial reporting purposes in excess of federal
    income tax reporting of approximately $118,130. Cost
    for federal income tax purposes differs from value by
    net unrealized appreciation of securities as follows:
  Unrealized appreciation.................................  $8,408,030
  Unrealized depreciation.................................   (829,434)
                                                            ---------
  Net unrealized appreciation.............................  $7,578,596
                                                            =========
* Non-income producing security.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
June 30, 1999
--------------------------------------------------------------------------------

                                               PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                               -----------   -----------   -----------
ASSETS:
Investments in securities, at value (cost
  $30,991,272, $40,023,637, and $44,529,812,
  respectively)..............................  $33,795,922   $44,947,883   $52,226,538
Cash.........................................         249           241            630
Interest and dividends receivable............     241,040       239,755        205,371
Receivable for capital shares sold...........       3,451         5,545          3,783
Receivable for investment securities sold....     490,291     1,387,753      1,521,660
Unamortized organization costs...............       5,955         5,512          5,845
Prepaid expenses.............................      38,302        42,179         42,200
                                               -----------   -----------   -----------
  Total Assets...............................  34,575,210    46,628,868     54,006,027
                                               -----------   -----------   -----------
LIABILITIES:
Payable for investment securities
  purchased..................................     118,740       266,172        357,455
Payable for capital shares redeemed..........     179,341       230,839        132,459
Management fees payable......................       2,577         7,795          8,776
Shareholder service fees payable.............       7,009         9,391         10,790
12b-1 fees payable...........................      13,432        20,769         24,337
Other accrued expenses.......................     106,936       108,460        130,355
                                               -----------   -----------   -----------
  Total Liabilities..........................     428,035       643,426        664,172
                                               -----------   -----------   -----------
NET ASSETS...................................  $34,147,175   $45,985,442   $53,341,855
                                               ===========   ===========   ===========
Net Assets:
  A Shares...................................  $8,254,582    $11,941,007   $12,872,633
  B Shares...................................  25,772,118    33,564,179     39,687,645
  K Shares...................................     120,475       480,256        781,577
                                               -----------   -----------   -----------
  Total......................................  $34,147,175   $45,985,442   $53,341,855
                                               ===========   ===========   ===========
Shares Outstanding (no par value, unlimited
  shares authorized):
  A Shares...................................     686,167       935,289        913,557
  B Shares...................................   2,160,260     2,657,744      2,845,443
  K Shares...................................      10,141        38,173         56,069
                                               -----------   -----------   -----------
  Total......................................   2,856,568     3,631,206      3,815,069
                                               ===========   ===========   ===========
Net Asset Value:
  A Shares -- offering price and redemption
    price per share..........................  $    12.03    $    12.77    $     14.09
                                               ===========   ===========   ===========
  B Shares -- offering price per share.......  $    11.93    $    12.63    $     13.95
                                               ===========   ===========   ===========
  K Shares -- offering price and redemption
    price per share..........................  $    11.88    $    12.58    $     13.94
                                               ===========   ===========   ===========
COMPOSITION OF NET ASSETS:
Paid in Capital..............................  $29,072,444   $38,323,344   $41,669,968
Undistributed net investment income..........         745           398          1,168
Accumulated net realized gains on investment
  transactions...............................   2,269,336     2,737,454      3,973,993
Net unrealized appreciation of investments...   2,804,650     4,924,246      7,696,726
                                               -----------   -----------   -----------
NET ASSETS, JUNE 30, 1999....................  $34,147,175   $45,985,442   $53,341,855
                                               ===========   ===========   ===========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the year ended June 30, 1999
--------------------------------------------------------------------------------

                                            PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                            -----------   -----------   -----------
INVESTMENT INCOME:
  Interest................................  $1,519,665    $1,423,320    $1,134,477
  Dividends...............................     189,097       361,234       495,590
                                            ----------    ----------    ----------
    Total Income..........................   1,708,762     1,784,554     1,630,067
                                            ----------    ----------    ----------
EXPENSES:
  Management fees.........................     225,264       283,599       320,488
  Shareholder service fees (A Shares).....      23,226        30,823        33,084
  Shareholder service fees (B Shares).....      70,398        86,166        98,761
  Shareholder service fees (K Shares).....         236         1,178         1,693
  12b-1 fees (B Shares)...................     211,193       258,498       296,282
  12b-1 fees (K Shares)...................         472         2,355         3,387
  Transfer agent fees.....................      69,503        97,820       126,188
  Accounting fees.........................      29,999        29,999        29,999
  Custodian fees..........................      33,401        34,971        34,748
  Legal fees..............................      35,252        43,169        49,301
  Audit fees..............................      15,812        15,812        15,812
  Trustees' fees and expenses.............      22,079        27,039        30,879
  Registration and filing fees............      18,319        16,272        17,137
  Reports to shareholders.................      44,906        54,995        62,802
  Organization costs......................       5,110         5,110         4,380
  Other expenses..........................      24,608        28,544        29,933
                                            ----------    ----------    ----------
    Total Expenses........................     829,778     1,016,350     1,154,874
  Less: Fee waivers.......................    (165,246)     (185,719)     (212,359)
                                            ----------    ----------    ----------
    Total Net Expenses....................     664,532       830,631       942,515
                                            ----------    ----------    ----------
NET INVESTMENT INCOME.....................   1,044,230       953,923       687,552
                                            ----------    ----------    ----------
NET REALIZED/UNREALIZED GAIN ON
  INVESTMENTS:
    Net realized gains on investment
      transactions........................   2,433,472     3,122,399     4,276,841
    Net change in unrealized appreciation
      on investments......................    (952,729)     (868,809)     (420,618)
                                            ----------    ----------    ----------
Net realized/unrealized gains on
  investments.............................   1,480,743     2,253,590     3,856,223
                                            ----------    ----------    ----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................  $2,524,973    $3,207,513    $4,543,775
                                            ==========    ==========    ==========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                PORTFOLIO 1
                                                         -------------------------
                                                         YEAR ENDED    YEAR ENDED
                                                          JUNE 30,      JUNE 30,
                                                            1999          1998
                                                         ----------    -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................  $ 1,044,230   $ 1,162,785
  Net realized gains on investment transactions........    2,433,472     2,721,056
  Net change in unrealized appreciation (depreciation)
    of investments.....................................     (952,729)      909,002
                                                         -----------   -----------
Change in net assets resulting from operations.........    2,524,973     4,792,843
                                                         -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    A Shares...........................................     (459,900)     (303,557)
    B Shares...........................................   (1,134,419)     (808,548)
    K Shares...........................................       (4,451)       (1,368)
  From net realized gains from investment transactions
    A Shares...........................................     (543,095)     (264,716)
    B Shares...........................................   (1,615,089)     (901,438)
    K Shares...........................................       (5,274)       (1,231)
                                                         -----------   -----------
Change in net assets from shareholder distributions....   (3,762,228)   (2,280,858)
                                                         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..........................    1,903,003     2,553,697
  Dividends reinvested.................................    3,673,518     2,229,620
  Cost of shares redeemed..............................  (10,910,703)   (6,585,495)
                                                         -----------   -----------
Change in net assets from capital share transactions...   (5,334,182)   (1,802,178)
                                                         -----------   -----------
Change in net assets...................................   (6,571,437)      709,807
NET ASSETS:
  Beginning of Year....................................   40,718,612    40,008,805
                                                         -----------   -----------
  End of Year..........................................  $34,147,175   $40,718,612
                                                         ===========   ===========
Accumulated Undistributed Net Investment Income........  $       745   $   572,520
                                                         ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 2                    PORTFOLIO 3
      -------------------------      -------------------------
      YEAR ENDED    YEAR ENDED       YEAR ENDED    YEAR ENDED
       JUNE 30,      JUNE 30,         JUNE 30,      JUNE 30,
         1999          1998             1999          1998
      ----------    ----------       ----------    ----------
      $   953,923   $ 1,111,570      $   687,552   $   786,544
        3,122,399     3,810,224        4,276,841     6,000,121
         (868,809)    1,632,270         (420,618)    2,313,634
      -----------   -----------      -----------   -----------
        3,207,513     6,554,064        4,543,775     9,100,299
      -----------   -----------      -----------   -----------
         (436,946)     (275,944)        (325,479)     (203,802)
         (961,279)     (594,168)        (620,854)     (392,613)
          (16,441)       (4,907)         (13,556)       (6,418)
         (939,183)     (369,476)      (1,344,548)     (520,616)
       (2,649,457)   (1,095,471)      (3,993,274)   (1,612,825)
          (37,318)       (6,473)         (66,107)      (17,485)
      -----------   -----------      -----------   -----------
       (5,040,624)   (2,346,439)      (6,363,818)   (2,753,759)
      -----------   -----------      -----------   -----------
        1,495,354     5,081,360        2,609,877     6,577,283
        4,992,592     2,326,331        6,327,120     2,732,255
       (8,781,501)   (6,466,563)     (10,572,086)   (7,223,088)
      -----------   -----------      -----------   -----------
       (2,293,555)      941,128       (1,635,089)    2,086,450
      -----------   -----------      -----------   -----------
       (4,126,666)    5,148,753       (3,455,132)    8,432,990
       50,112,108    44,963,355       56,796,987    48,363,997
      -----------   -----------      -----------   -----------
      $45,985,442   $50,112,108      $53,341,855   $56,796,987
      ===========   ===========      ===========   ===========
      $       398   $   613,102      $     1,168   $   377,537
      ===========   ===========      ===========   ===========

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company. At June 30, 1999, the Company operated as a series company composed of three funds. The accompanying financial statements and notes are those of Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which has A, B and K Shares. A, B and K Shares have a Shareholder Service Plan. In addition, B Shares have a Distribution Service Plan, and K Shares have a Distribution and Administrative Services Plan and an Administrative Services Plan.

    The three classes vary in types of sales loads. A Shares are offered at net asset value without a sales load effective June 16, 1997, and are subject to a shareholder servicing fee. Prior to June 16, 1997, A Shares were offered at net asset value plus a 4.50% sales charge. Effective June 16, 1997, B Shares were no longer available to new investors. Prior to June 16, 1997, B Shares were offered at net asset value but were subject to a contingent deferred sales charge consistent with the Funds' prospectus. In addition, B Shares pay ongoing distribution fees and shareholder servicing fees. B Shares will convert to A Shares on the first business day of the month following the eighth anniversary of the date of purchase. K Shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge, but are subject to distribution or administrative services fees and shareholder servicing fees. Each Fund's A, B and K Shares of each Fund may be exchanged for like shares of another Fund with no sales charges or redemption fees as described in the Funds' prospectus.

    The Funds' investment objective is to provide investors a maximum total return over a stated investment time period while increasingly emphasizing capital preservation as each Fund approaches its target time horizon as described in the prospectus. The Funds invest primarily in equity and fixed income securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Funds' Manager, providing investment advisory and administrative services.

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name Bank of America. Bank of America continues to serve the Funds on substantially the same terms as described in Note 3.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC, Inc. ("PFPC") under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the funds. PFPC serves as the Funds' transfer agent and dividend disbursing agent.
NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the last current bid quotation if market quotations are available. The Funds may also use an independent pricing service, approved by the Board of Trustees, to value certain securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME/EXPENSES:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to the Fund while general Company expenses are allocated pro-rata among the Company's respective portfolios.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds incurred certain costs in connection with their organization. Such costs have been deferred and are being amortized on a straight-line basis over five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number that are outstanding at the time of the redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared and paid as a dividend annually to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of June 30, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                  ACCUMULATED
                 ACCUMULATED      NET REALIZED
                UNDISTRIBUTED        GAIN/
                NET INVESTMENT     (LOSS) ON
                INCOME/(LOSS)     INVESTMENTS
                --------------   --------------
Portfolio 1...     $(17,251)        $17,251
Portfolio 2...      (43,484)         43,484
Portfolio 3...      (44,221)         44,221

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Bank of America serves as the Funds' Manager, providing investment advisory and administrative services. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to receive fees from the Funds, which are accrued daily and payable monthly, at an annual rate of 0.40% of the Funds' average daily net assets. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to receive fees from the Funds, which are accrued daily and payable monthly at an annual rate of 0.20% of the Funds' average daily net assets. Pursuant to the terms of its sub-administration agreement with PFPC, Bank of America will bear all fees and expenses charged by PFPC for such services.

    The Company has adopted a Shareholder Service Plan for A, B and K Shares, under which the Funds reimburse PDI for shareholder

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

servicing fees incurred by each respective Class. Under the Shareholder Service Plan, payments by the Funds for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Funds' average daily net assets. For the year ended June 30, 1999, the Funds were advised that PDI retained $11,394 for Portfolio 1, $8,089 for Portfolio 2, and $10,254 for Portfolio 3, pursuant to the Shareholder Services Plan. For the same period, Bank of America and its affiliates earned the following amounts pursuant to the Shareholder Services Plan:

                                BANK OF
                                AMERICA
                                  AND
            FUND               AFFILIATES
            ----               ----------
Portfolio 1..................   $ 82,466
Portfolio 2..................   $110,078
Portfolio 3..................   $123,284

    The Company has also adopted a Distribution Service Plan pursuant to Rule 12b-1 under the Act, under which the B Shares of each Fund compensate Bank of America for costs incurred in connection with distribution of the B Shares. Under the Distribution Service Plan, payments by the B Shares of a Fund for distribution expenses incurred may not exceed the annual rate of 0.75% of the average daily net assets of the Fund attributable to the B Shares. For the year ended June 30, 1999, Portfolio 1, Portfolio 2 and Portfolio 3 incurred charges of $211,193, $258,498, and $296,282, respectively, pursuant to the Plan. For the same period, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution Service Plan:

                                BANK OF
                                AMERICA
                                  AND
            FUND               AFFILIATES
            ----               ----------
Portfolio 1..................   $204,693
Portfolio 2..................   $250,288
Portfolio 3..................   $277,373

    The Company has adopted two forms of plans for K Shares pursuant to Rule 12b-1 under the Act: an Administrative Services Plan under which the K Shares of the Funds may reimburse the Distributor for administrative expenses incurred in connection with sales of shares to investors subject to ERISA; and a Distribution and Administrative Services Plan under which the K Shares of the Funds may compensate the Distributor for distribution and administrative services rendered and costs incurred in connection with distribution of the K Shares. The total of all 12b-1 distribution fees and administrative services fees paid under both the Administrative Services Plan and the Distribution and Administrative Services Plan may not exceed, in the aggregate, the annual rate of 0.75% of the average daily net assets of each

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

Fund's K Shares. For the year ended June 30, 1999, Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Administrative Services Plan:

                                 BANK OF
                                 AMERICA
                                   AND
             FUND               AFFILIATES
             ----               ----------
Portfolio 1...................    $  472
Portfolio 2...................    $2,355
Portfolio 3...................    $3,387

    In its capacity as transfer agent and dividend disbursing agent, PFPC earned $69,503, $97,820 and $126,188 from Portfolio 1, Portfolio 2, and Portfolio 3, respectively, for the year ended June 30, 1999.

    For the year ended June 30, 1999, Portfolio 1, Portfolio 2 and Portfolio 3 incurred legal charges totaling $35,252, $43,169 and $49,301, respectively, which were earned by a law firm, a partner of which serves as Assistant Secretary of the Company.
    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America and/or the Distributor have agreed to voluntarily waive their fees and/or reimburse operating expenses to ensure that the total operating expenses for each Fund do not exceed 1.20%, 1.95%, and 1.70% (annualized) of the average net assets of each Fund's Class A, Class B, and Class K Shares, respectively. Bank of America retains the right to terminate this arrangement at any time.

    Information regarding related party transactions is as follows for the year ended June 30, 1999:

                                                    PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                                    -----------   -----------   -----------
INVESTMENT ADVISORY FEES:
Annual fee before waivers (Percentage of average
  net assets).....................................       .40%          .40%          .40%
Waivers...........................................   $147,397      $182,829      $205,974
ADMINISTRATION FEES:
Annual fee before waivers (Percentage of average
  net assets).....................................       .20%          .20%          .20%
Waivers...........................................   $ 17,849      $  2,890      $  6,385
12b-1 FEES:
  (Percentage of average net assets) (Class B)....       .75%          .75%          .75%
  (Percentage of average net assets) (Class K)....       .50%          .50%          .50%
SHAREHOLDER SERVICES FEES:
  (Percentage of average net assets)..............       .25%          .25%           25%

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------



NOTE 4 -- SECURITIES TRANSACTIONS

    For the year ended June 30, 1999, the cost of purchases and the proceeds from sales of Portfolio 1, Portfolio 2 and Portfolio 3 Fund's securi-ties (excluding short-term investments) amounted to:

                        PURCHASES       SALES
                        ---------       -----
Portfolio 1..........  $12,211,302   $18,776,117
Portfolio 2..........   22,069,981    26,618,431
Portfolio 3..........   29,137,006    36,215,775

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                                                              PORTFOLIO 1
                                            -----------------------------------------------
                                                  YEAR ENDED               YEAR ENDED
                                                JUNE 30, 1999            JUNE 30, 1998
                                            ----------------------   ----------------------
                                             SHARES      AMOUNT       SHARES      AMOUNT
                                             ------      ------       ------      ------
A SHARES
  Issued..................................    91,267   $ 1,122,692    178,234   $ 2,161,381
  Reinvested..............................    83,928       996,930     47,410       557,590
  Redeemed................................  (273,544)   (3,268,545)  (159,445)   (1,931,984)
                                            --------   -----------   --------   -----------
Net increase/(decrease)...................   (98,349)  $(1,148,923)    66,199   $   786,987
                                            ========   ===========   ========   ===========
B SHARES
  Issued..................................    56,963   $   685,909     26,399   $   316,178
  Reinvested..............................   226,177     2,666,920    143,220     1,669,504
  Redeemed................................  (632,294)   (7,580,460)  (385,990)   (4,636,263)
                                            --------   -----------   --------   -----------
Net decrease..............................  (349,154)  $(4,227,631)  (216,371)  $(2,650,581)
                                            ========   ===========   ========   ===========
K SHARES
  Issued..................................     7,922   $    94,402      6,298   $    76,138
  Reinvested..............................       823         9,668        216         2,526
  Redeemed................................    (5,108)      (61,698)    (1,419)      (17,248)
                                            --------   -----------   --------   -----------
Net increase..............................     3,637   $    42,372      5,095   $    61,416
                                            ========   ===========   ========   ===========

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

                                                             PORTFOLIO 2
                                           ------------------------------------------------
                                                 YEAR ENDED               YEAR ENDED
                                               JUNE 30, 1999             JUNE 30, 1998
                                           ----------------------   -----------------------
                                            SHARES      AMOUNT       SHARES       AMOUNT
                                            ------      ------       ------       ------
A SHARES
  Issued.................................    41,530   $   527,554     263,191   $ 3,383,297
  Reinvested.............................   110,308     1,365,743      52,081       642,355
  Redeemed...............................  (208,172)   (2,637,326)   (220,809)   (2,835,277)
                                           --------   -----------   ---------   -----------
Net increase/(decrease)..................   (56,334)  $  (744,029)     94,463   $ 1,190,375
                                           ========   ===========   =========   ===========
B SHARES
  Issued.................................    52,896   $   667,547     109,062   $ 1,375,387
  Reinvested.............................   291,895     3,573,171     137,055     1,672,654
  Redeemed...............................  (469,889)   (5,894,154)   (280,953)   (3,568,688)
                                           --------   -----------   ---------   -----------
Net decrease.............................  (125,098)  $(1,653,436)    (34,836)  $  (520,647)
                                           ========   ===========   =========   ===========
K SHARES
  Issued.................................    24,094   $   300,253      25,378   $   322,676
  Reinvested.............................     4,391        53,678         929        11,322
  Redeemed...............................   (20,003)     (250,021)     (4,896)      (62,598)
                                           --------   -----------   ---------   -----------
Net increase.............................     8,482   $   103,910      21,411   $   271,400
                                           ========   ===========   =========   ===========

                                                             PORTFOLIO 3
                                           ------------------------------------------------
                                                 YEAR ENDED               YEAR ENDED
                                               JUNE 30, 1999             JUNE 30, 1998
                                           ----------------------   -----------------------
                                            SHARES      AMOUNT       SHARES       AMOUNT
                                            ------      ------       ------       ------
A SHARES
  Issued.................................    75,332   $ 1,050,270     300,357   $ 4,160,776
  Reinvested.............................   126,012     1,660,854      54,334       716,448
  Redeemed...............................  (270,047)   (3,694,688)   (181,734)   (2,531,077)
                                           --------   -----------   ---------   -----------
Net increase/(decrease)..................   (68,703)  $  (983,564)    172,957   $ 2,346,147
                                           ========   ===========   =========   ===========
B SHARES
  Issued.................................    79,086   $ 1,104,897     137,951   $ 1,908,252
  Reinvested.............................   353,095     4,586,719     152,727     1,991,952
  Redeemed...............................  (486,566)   (6,597,344)   (329,148)   (4,561,204)
                                           --------   -----------   ---------   -----------
Net decrease.............................   (54,385)  $  (905,728)    (38,470)  $  (661,000)
                                           ========   ===========   =========   ===========
K SHARES
  Issued.................................    33,541   $   454,710      37,081   $   508,255
  Reinvested.............................     6,105        79,547       1,823        23,855
  Redeemed...............................   (20,290)     (280,054)     (9,479)     (130,807)
                                           --------   -----------   ---------   -----------
Net increase.............................    19,356   $   254,202      29,425   $   401,303
                                           ========   ===========   =========   ===========

NOTE 6 -- PROPOSED REORGANIZATION

    The Board of Trustees of the Funds has approved an Agreement and Plan of Reorganization ("Agreement") between the Funds and Nations Institutional Reserves. The Agreement, which is part of a broader reorganization of the mutual funds managed by Bank of America into the Nations family of funds, provides for the transfer of all of the assets of the Funds to the Nations Asset Allocation Fund, in exchange solely for the Nations Asset Allocation Fund's Investor A, Investor B and Investor C

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------

shares having the same aggregate net asset value as the outstanding Class A, Class B, and Class K shares of each of the Time Horizon Portfolios as of the close of business of the New York Stock Exchange on the day that the Reorganization is effected. The Agreement also provides for the assumption by the Nations Asset Allocation Fund of all of the liabilities of each of the respective Funds. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding shares of each Fund at a Special Meeting of Shareholders ("Meeting") to be held on or about August 13, 1999. A detailed description of the proposed transactions and voting information was sent to shareholders of the Funds on or about July 3, 1999. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about August 20, 1999.

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--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                           ENDED            ENDED           ENDED            ENDED
                                       JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                       --------------   -------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD...........................     $12.47          $11.67          $10.65            $10.04
                                           ------          ------          ------            ------
Income from Investment Operations:
  Net investment income...............       0.34            0.39            0.38              0.22
  Net realized and unrealized gains on
    investments transactions..........       0.50            1.15            0.99              0.45
                                           ------          ------          ------            ------
Total income from investment
  operations..........................       0.84            1.54            1.37              0.67
                                           ------          ------          ------            ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.................      (0.57)          (0.39)          (0.31)            (0.06)
  Distributions to shareholders from
    net realized gains on investment
    transactions......................      (0.71)          (0.35)          (0.04)               --
                                           ------          ------          ------            ------
Total Dividends and Distributions.....      (1.28)          (0.74)          (0.35)            (0.06)
                                           ------          ------          ------            ------
Net change in net asset value per
  share...............................      (0.44)           0.80            1.02              0.61
                                           ------          ------          ------            ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..............................     $12.03          $12.47          $11.67            $10.65
                                           ======          ======          ======            ======
Total return..........................       7.20%          13.70%          13.13%             6.68%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...     $8,255          $9,782          $8,384            $7,172
  Ratio of expenses to average net
    assets............................       1.20%           1.20%           0.99%             0.49%(c)
  Ratio of net investment income to
    average net assets................       3.35%           3.43%           3.62%             3.96%(c)
  Ratio of expenses to average net
    assets*...........................       1.64%           1.47%           1.67%             2.95%(c)
  Ratio of net investment income to
    average net assets*...............       2.91%           3.16%           2.94%             1.50%(c)
  Portfolio turnover rate.............         33%             61%             73%               72%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                           ENDED            ENDED           ENDED            ENDED
                                       JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                       --------------   -------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD...........................    $ 12.30          $ 11.60         $ 10.60          $ 10.04(d)
                                          -------          -------         -------          -------
Income from Investment Operations:
  Net investment income...............       0.32             0.33            0.26             0.18
  Net realized and unrealized gains on
    investments transactions..........       0.50             1.03            1.03             0.43
                                          -------          -------         -------          -------
Total income from investment
  operations..........................       0.82             1.36            1.29             0.61
                                          -------          -------         -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.................      (0.48)           (0.31)          (0.25)           (0.05)
  Distributions to shareholders from
    net realized gains on investment
    transactions......................      (0.71)           (0.35)          (0.04)              --
                                          -------          -------         -------          -------
Total Dividends and Distributions.....      (1.19)           (0.66)          (0.29)           (0.05)
                                          -------          -------         -------          -------
Net change in net asset value per
  share...............................      (0.37)            0.70            1.00             0.56
                                          -------          -------         -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..............................    $ 11.93          $ 12.30         $ 11.60          $ 10.60
                                          =======          =======         =======          =======
Total return (excludes sales
  charge).............................       7.01%           12.14%          12.36%            6.09%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...    $25,772          $30,857         $31,609          $18,681
  Ratio of expenses to average net
    assets............................       1.95%            1.95%           1.77%            1.29%(c)
  Ratio of net investment income to
    average net assets................       2.60%            2.68%           2.85%            3.16%(c)
  Ratio of expenses to average net
    assets*...........................       2.41%            2.23%           2.43%            3.65%(c)
  Ratio of net investment income to
    average net assets*...............       2.14%            2.40%           2.19%            0.80%(c)
  Portfolio turnover rate.............         33%              61%             73%              72%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                                   ENDED            ENDED            ENDED
                                               JUNE 30, 1999+   JUNE 30, 1998   June 30, 1997(a)
                                               --------------   -------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.....................................      $12.34          $11.61            $10.41
                                                   ------          ------            ------
Income from Investment Operations:
  Net investment income......................        0.54            0.30              0.36
  Net realized and unrealized gains on
    investments transactions.................        0.25            1.16              1.16
                                                   ------          ------            ------
Total income from investment operations......        0.79            1.46              1.52
                                                   ------          ------            ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income........................       (0.54)          (0.38)            (0.28)
  Distributions to shareholders from net
    realized gains on investment
    transactions.............................       (0.71)          (0.35)            (0.04)
                                                   ------          ------            ------
Total Dividends and Distributions............       (1.25)          (0.73)            (0.32)
                                                   ------          ------            ------
Net change in net asset value per share......       (0.46)           0.73              1.20
                                                   ------          ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD.....      $11.88          $12.34            $11.61
                                                   ======          ======            ======
Total return.................................        6.81%          13.07%            14.78%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)..........      $  120          $   80            $   16
  Ratio of expenses to average net assets....        1.70%           1.70%             1.60%(c)
  Ratio of net investment income to average
    net assets...............................        2.85%           2.96%             2.98%(c)
  Ratio of expenses to average net assets*...        2.16%           1.95%             2.19%(c)
  Ratio of net investment income to average
    net assets*..............................        2.39%           2.71%             2.39%(c)
  Portfolio turnover rate....................          33%             61%               73%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                           ENDED            ENDED           ENDED            ENDED
                                       JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                       --------------   -------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD..........................     $ 13.32          $ 12.15         $ 10.73           $10.04(d)
                                          -------          -------         -------           ------
Income from Investment Operations:
  Net investment income..............        0.22             0.37            0.31             0.21
  Net realized and unrealized gains
    on investments transactions......        0.68             1.49            1.39             0.54
                                          -------          -------         -------           ------
Total income from investment
  operations.........................        0.90             1.86            1.70             0.75
                                          -------          -------         -------           ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income................       (0.44)           (0.32)          (0.28)           (0.06)
  Distributions to shareholders from
    net realized gains on investment
    transactions.....................       (1.01)           (0.37)             --               --
                                          -------          -------         -------           ------
Total Dividends and Distributions....       (1.45)           (0.69)          (0.28)           (0.06)
                                          -------          -------         -------           ------
Net change in net asset value per
  share..............................       (0.55)            1.17            1.42             0.69
                                          -------          -------         -------           ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.............................     $ 12.77          $ 13.32         $ 12.15           $10.73
                                          =======          =======         =======           ======
Total return.........................        7.40%           15.82%          16.05%            7.48%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000)............................     $11,941          $13,210         $10,899           $7,389
  Ratio of expenses to average net
    assets...........................        1.20%            1.20%           0.99%            0.50%(c)
  Ratio of net investment income to
    average net assets...............        2.57%            2.88%           3.14%            3.72%(c)
  Ratio of expenses to average net
    assets*..........................        1.60%            1.51%           1.63%            3.12%(c)
  Ratio of net investment income to
    average net assets*..............        2.17%            2.57%           2.50%            1.10%(c)
  Portfolio turnover rate............          48%              60%             78%              72%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                       ENDED            ENDED           ENDED            ENDED
                                   JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                   --------------   -------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD............     $ 13.12          $ 12.05         $ 10.68          $ 10.04(d)
                                      -------          -------         -------          -------
Income from Investment
  Operations:
  Net investment income..........        0.20             0.30            0.22             0.15
  Net realized and unrealized
    gains on investments
    transactions.................        0.66             1.38            1.37             0.54
                                      -------          -------         -------          -------
Total income from investment
  operations.....................        0.86             1.68            1.59             0.69
                                      -------          -------         -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from
    net investment income........       (0.34)           (0.24)          (0.22)           (0.05)
  Distributions to shareholders
    from net realized gains on
    investment transactions......       (1.01)           (0.37)             --               --
                                      -------          -------         -------          -------
Total Dividends and
  Distributions..................       (1.35)           (0.61)          (0.22)           (0.05)
                                      -------          -------         -------          -------
Net change in net asset value per
  share..........................       (0.49)            1.07            1.37             0.64
                                      -------          -------         -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.........................     $ 12.63          $ 13.12         $ 12.05          $ 10.68
                                      =======          =======         =======          =======
Total return (excludes sales
  charge)........................        7.17%           14.36%          15.04%            6.88%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000)........................     $33,564          $36,512         $33,965          $18,350
  Ratio of expenses to average
    net assets...................        1.95%            1.95%           1.77%            1.32%(c)
  Ratio of net investment income
    to average net assets........        1.82%            2.12%           2.37%            2.92%(c)
  Ratio of expenses to average
    net assets*..................        2.35%            2.26%           2.39%            3.87%(c)
  Ratio of net investment income
    to average net assets*.......        1.42%            1.81%           1.75%            0.37%(c)
  Portfolio turnover rate........          48%              60%             78%              72%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                                   ENDED            ENDED            ENDED
                                               JUNE 30, 1999+   JUNE 30, 1998   June 30, 1997(a)
                                               --------------   -------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.....................................      $13.14          $12.03            $10.39
                                                   ------          ------            ------
Income from Investment Operations:
  Net investment income......................        0.40            0.29              0.29
  Net realized and unrealized gains on
    investments transactions.................        0.45            1.49              1.61
                                                   ------          ------            ------
Total income from investment operations......        0.85            1.78              1.90
                                                   ------          ------            ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income........................       (0.40)          (0.30)            (0.26)
  Distributions to shareholders from net
    realized gains on investment
    transactions.............................       (1.01)          (0.37)               --
                                                   ------          ------            ------
Total Dividends and Distributions............       (1.41)          (0.67)            (0.26)
                                                   ------          ------            ------
Net change in net asset value per share......       (0.56)           1.11              1.64
                                                   ------          ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD.....      $12.58          $13.14            $12.03
                                                   ======          ======            ======
Total return.................................        7.11%          15.29%            18.49%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)..........      $  480          $  390            $  100
  Ratio of expenses to average net assets....        1.70%           1.69%             1.59%(c)
  Ratio of net investment income to average
    net assets...............................        2.07%           2.35%             2.50%(c)
  Ratio of expenses to average net assets*...        2.10%           2.00%             2.20%(c)
  Ratio of net investment income to average
    net assets*..............................        1.67%           2.04%             1.89%(c)
  Portfolio turnover rate....................          48%             60%               78%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

\


TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                           ENDED            ENDED           ENDED            ENDED
                                       JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                       --------------   -------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD...........................    $ 14.66          $ 12.95         $ 10.94           $10.04(d)
                                          -------          -------         -------           ------
Income from Investment Operations:
  Net investment income...............       0.18             0.27            0.23             0.18
  Net realized and unrealized gains on
    investments transactions..........       1.03             2.22            2.00             0.77
                                          -------          -------         -------           ------
Total income from investment
  operations..........................       1.21             2.49            2.23             0.95
                                          -------          -------         -------           ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.................      (0.33)           (0.23)          (0.22)           (0.05)
  Distributions to shareholders from
    net realized gains on investment
    transactions......................      (1.45)           (0.55)             --               --
                                          -------          -------         -------           ------
Total Dividends and Distributions.....      (1.78)           (0.78)          (0.22)           (0.05)
                                          -------          -------         -------           ------
Net change in net asset value per
  share...............................      (0.57)            1.71            2.01             0.90
                                          -------          -------         -------           ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..............................    $ 14.09          $ 14.66         $ 12.95           $10.94
                                          =======          =======         =======           ======
Total return..........................       9.42%           19.96%          20.62%            9.46%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...    $12,873          $14,396         $10,483           $6,033
  Ratio of expenses to average net
    assets............................       1.20%            1.19%           0.99%            0.51%(c)
  Ratio of net investment income to
    average net assets................       1.85%            2.04%           2.38%            3.29%(c)
  Ratio of expenses to average net
    assets*...........................       1.60%            1.54%           1.66%            3.32%(c)
  Ratio of net investment income to
    average net assets*...............       1.45%            1.69%           1.71%            0.48%(c)
  Portfolio turnover rate.............         56%              70%             84%              66%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                           ENDED            ENDED           ENDED            ENDED
                                       JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                       --------------   -------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD...........................    $ 14.44          $ 12.86         $ 10.90          $ 10.04(d)
                                          -------          -------         -------          -------
Income from Investment Operations:
  Net investment income...............       0.13             0.19            0.14             0.12
  Net realized and unrealized gains on
    investments transactions..........       1.04             2.09            1.98             0.78
                                          -------          -------         -------          -------
Total income from investment
  operations..........................       1.17             2.28            2.12             0.90
                                          -------          -------         -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.................      (0.21)           (0.15)          (0.16)           (0.04)
  Distributions to shareholders from
    net realized gains on investment
    transactions......................      (1.45)           (0.55)             --               --
                                          -------          -------         -------          -------
Total Dividends and Distributions.....      (1.66)           (0.70)          (0.16)           (0.04)
                                          -------          -------         -------          -------
Net change in net asset value per
  share...............................      (0.49)            1.58            1.96             0.86
                                          -------          -------         -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..............................    $ 13.95          $ 14.44         $ 12.86          $ 10.90
                                          =======          =======         =======          =======
Total return (excludes sales
  charge).............................       9.22%           18.34%          19.66%            8.98%(b)
Ratios/Supplemental Data:
  Net assets at end of period (000)...    $39,688          $41,868         $37,787          $16,441
  Ratio of expenses to average net
    assets............................       1.95%            1.94%           1.76%            1.34%(c)
  Ratio of net investment income to
    average net assets................       1.10%            1.28%           1.59%            2.47%(c)
  Ratio of expenses to average net
    assets*...........................       2.35%            2.29%           2.40%            4.08%(c)
  Ratio of net investment income to
    average net assets*...............       0.70%            0.93%           0.95%           (0.27%)(c)
  Portfolio turnover rate.............         56%              70%             84%              66%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                                    ENDED            ENDED            ENDED
                                                JUNE 30, 1999+   JUNE 30, 1998   JUNE 30, 1997(a)
                                                --------------   -------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD......................................      $14.51          $12.89            $10.48
                                                    ------          ------            ------
Income from Investment Operations:
  Net investment income.......................        0.31            0.15              0.25
  Net realized and unrealized gains on
    investments transactions..................        0.84            2.24              2.34
                                                    ------          ------            ------
Total income from investment operations.......        1.15            2.39              2.59
                                                    ------          ------            ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.........................       (0.27)          (0.22)            (0.18)
  Distributions to shareholders from net
    realized gains on investment
    transactions..............................       (1.45)          (0.55)               --
                                                    ------          ------            ------
Total Dividends and Distributions.............       (1.72)          (0.77)            (0.18)
                                                    ------          ------            ------
Net change in net asset value per share.......       (0.57)           1.62              2.41
                                                    ------          ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD......      $13.94          $14.51            $12.89
                                                    ======          ======            ======
Total return..................................        9.05%          19.30%            24.94%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...........      $  781          $  533            $   94
  Ratio of expenses to average net assets.....        1.70%           1.69%             1.59%(c)
  Ratio of net investment income to average
    net assets................................        1.35%           1.62%             1.53%(c)
  Ratio of expenses to average net assets*....        2.10%           2.03%             2.11%(c)
  Ratio of net investment income to average
    net assets*...............................        0.95%           1.28%             1.01%(c)
  Portfolio turnover rate.....................          56%             70%               84%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and
Shareholders of Time Horizon Funds

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3 (constituting the Time Horizon Funds, hereafter referred to as "the Funds") at June 30, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Funds for the periods ended on or prior to June 30, 1997 were audited by other independent accountants whose report dated August 8, 1997 expressed an unqualified opinion on those statements.

    As explained in Note 6, the Board of Trustees of the Time Horizon Funds have approved an agreement and plan of reorganization between Time Horizon Funds and Nations Institutional Reserves.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York

August 17, 1999

Time Horizon Funds
103 Bellevue Parkway
Wilmington, DE 19809

                                                                                          ------------------
                                                                                               Bulk Rate
                                                                                             U.S. Postage
                                                                                                 PAID
                                                                                             New York, NY
                                                                                            Permit No. 8048
                                                                                          ------------------

TMH-0086